UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23409
American Funds Multi-Sector Income Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class A
| MIAQX
for the six months ended June 30,
2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund

(the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.74% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class C
| MIAUX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-1
| MIAWX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 37	0.75% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche
LLP
(“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-2
| MIAYX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund

(the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 24	0.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-3
| MIAZX
for the six months ended
June
30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-A
| CMBKX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 35	0.71% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-C
| CMBLX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 74	1.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-E
| CMBMX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 47	0.94% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-F-2
| CMBPX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 22	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (
percent
of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-F-3
| CMBQX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 21	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with
accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-1
| RMDNX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 70	1.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by
asset
type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-2
| RMDOX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 66	1.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio
holdings
by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-2E
| RMDPX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 48	0.96% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-3
| RMDQX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 48	0.97% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-4
| RMDRX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 34	0.69% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with
accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-5E
| RMDSX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 25	0.51% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-5
| RMDTX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 21	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio
holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-126-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-6
| RMDUX
for the six months ended June 30, 2026
This semi-annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,540
Total number of portfolio holdings	2,381
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-126-0826 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Multi-Sector Income Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2026
Lit. No. MFGEFP2-126-0826 © 2026 Capital Group. All rights reserved.

Investment portfolio June 30, 2026unaudited

Bonds, notes & other debt instruments 96.03%	Principal amount (000)	Value (000)
Corporate bonds and notes 71.59%
Financials 14.49%
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	USD11,695	$11,562
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	13,555	13,279
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	2,430	2,471
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	8,120	8,108
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	8,197	8,146
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	EUR6,435	7,855
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	2,605	3,111
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (b)	USD5,158	5,083
American International Group, Inc. 5.125% 3/27/2033	1,936	1,951
American International Group, Inc. 5.45% 5/7/2035	739	754
AmWINS Group, Inc. 6.375% 2/15/2029 (a)	6,021	6,054
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	21,120	20,365
Aon Corp. 5.35% 2/28/2033	1,371	1,403
Aon North America, Inc. 5.45% 3/1/2034	16,300	16,634
Aon North America, Inc. 5.75% 3/1/2054	454	446
Apollo Debt Solutions BDC 6.90% 4/13/2029	270	277
Apollo Debt Solutions BDC 5.875% 8/30/2030	227	225
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	48,062	47,072
Apollo Debt Solutions BDC 6.70% 7/29/2031	6,553	6,683
Apollo Debt Solutions BDC 6.55% 3/15/2032 (a)	2,844	2,869
Apollo Debt Solutions BDC 6.55% 3/15/2032	181	183
Apollo Global Management, Inc. 5.15% 8/12/2035	2,000	1,945
Arch Capital Group, Ltd. 5.25% 6/15/2036	2,541	2,537
Arch Capital Group, Ltd. 5.95% 6/15/2056	2,463	2,487
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	8,965	9,072
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	21,760	21,156
Ares Capital Corp. 5.25% 4/12/2031	25,000	24,299
Ares Strategic Income Fund 5.55% 4/15/2031	55,000	53,401
Aretec Group, Inc. 7.50% 4/1/2029 (a)	23,794	23,719
Aretec Group, Inc. 10.00% 8/15/2030 (a)	6,052	6,382
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,995	4,026
Arthur J. Gallagher & Co. 5.00% 2/15/2032	1,466	1,470
Arthur J. Gallagher & Co. 5.55% 2/15/2055	604	573
Asurion, LLC 8.375% 2/1/2034 (a)	8,970	8,310
Athene Holding, Ltd. 6.625% 5/19/2055	35,770	34,811
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (b)	1,314	1,359
Banco de Credito del Peru SA 5.65% 1/15/2037 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 1/15/2032) (b)	3,686	3,708
Banco do Brasil SA 5.625% 10/23/2031 (a)	12,095	11,994
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito, 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (a)(b)	7,385	7,337
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(b)	3,500	3,452
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	200	199
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (b)	3,291	3,131
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031) (b)	3,485	3,168
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (b)	9,680	9,721
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (b)	4,357	3,887
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	2,819	2,502
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (b)	8,575	7,778
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (b)	39,025	38,705
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	7,058	6,236
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (b)	3,329	3,006
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034) (b)	4,876	4,973
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (b)	122,584	120,778
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (b)	2,000	1,998
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (b)	12,000	11,986
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR Index + 0.75% on 9/22/2030) (b)	1,616	1,591

1	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (b)	USD3,930	$3,978
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (b)	6,638	6,730
Banque Federative du Credit Mutuel 5.106% 1/15/2036 (a)	20,940	20,544
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (b)	6,001	5,910
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)(b)	1,362	1,470
BlackRock Funding, Inc. 5.25% 3/14/2054	15,686	14,786
Blackstone Private Credit Fund 5.95% 5/15/2031	510	502
Blackstone Private Credit Fund 6.00% 1/29/2032	6,840	6,744
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	730	709
Block, Inc. 5.625% 8/15/2030 (a)	19,372	19,430
Block, Inc. 3.50% 6/1/2031	2,733	2,517
Block, Inc. 6.50% 5/15/2032	38,213	39,031
Block, Inc. 6.00% 8/15/2033 (a)	15,055	15,168
Blue Owl Credit Income Corp. 4.70% 2/8/2027	9,376	9,331
Blue Owl Credit Income Corp. 5.80% 3/15/2030	5,005	4,880
Blue Owl Credit Income Corp. 6.65% 3/15/2031	7,245	7,248
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (a)	15,130	15,067
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	16,456	17,200
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	29,093	28,510
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (a)	9,410	9,635
Brown & Brown, Inc. 4.90% 6/23/2030	3,475	3,471
Brown & Brown, Inc. 5.25% 6/23/2032	10,481	10,496
Brown & Brown, Inc. 5.55% 6/23/2035	22,032	21,996
Brown & Brown, Inc. 6.25% 6/23/2055	433	437
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	4,064	4,156
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (a)(b)	452	448
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (a)(b)	4,592	4,549
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (b)	19,743	20,156
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	18,455	19,179
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (b)	39,000	38,502
Carlyle Group, Inc. (The) 5.05% 9/19/2035	1,000	958
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (b)	4,166	4,355
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (b)	3,022	3,064
Chubb INA Holdings, LLC 5.00% 3/15/2034	34,994	35,109
Chubb INA Holdings, LLC 4.90% 8/15/2035	9,165	9,041
Cipher Compute, LLC 7.125% 11/15/2030 (a)	9,830	10,231
Citibank, NA 4.554% 6/18/2029 (USD-SOFR + 0.595% on 6/18/2028) (b)	8,290	8,282
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (b)	29,705	29,690
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (b)	1,172	1,107
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	5,634	5,178
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	4,854	4,792
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (b)	4,059	3,598
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (b)	1,796	1,628
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	37,872	38,161
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	32,177	30,565
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	41,485	36,165
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	54,703	52,148
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	10,210	9,284
CRC Insurance Group, LLC 7.125% 6/1/2031 (a)	2,370	2,364
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (b)	7,142	7,472
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	3,927	3,871
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (b)	4,566	4,556
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (b)	EUR792	921
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (b)	27,351	32,726
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	USD560	561
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (a)	11,195	11,610
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	16,410	16,704
FS KKR Capital Corp. 6.125% 1/15/2030	22,000	21,448
FS KKR Capital Corp. 6.125% 1/15/2031	8,500	8,176
FS KKR Capital Corp. 7.50% 8/1/2031	23,105	23,021
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (b)	1,550	1,541
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	11,674	11,420
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (b)	17,554	17,548
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (b)	3,954	3,969

American Funds Multi-Sector Income Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (b)	USD16,825	$16,532
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	128,801	125,119
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (b)	13,000	13,050
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	1,443	1,045
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (b)	686	525
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	2,550	2,537
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	25,884	25,577
Goldman Sachs Private Credit Corp. 6.15% 6/16/2031 (a)	703	698
Golub Capital Private Credit Fund 5.60% 4/15/2031 (a)	12,825	12,283
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027) (a)(b)	2,000	1,998
Hightower Holding, LLC 6.75% 4/15/2029 (a)	14,960	14,974
Hightower Holding, LLC 9.125% 1/31/2030 (a)	4,611	4,806
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 5.25% 7/14/2033 (c)	2,129	2,191
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	6,648	6,445
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (a)	3,570	3,203
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (b)	585	577
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (b)	8,965	9,974
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (b)	10,454	10,791
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (b)	7,940	7,818
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (b)	6,580	7,047
HUB International, Ltd. 5.625% 12/1/2029 (a)	8,454	8,429
HUB International, Ltd. 7.25% 6/15/2030 (a)	15,162	15,568
HUB International, Ltd. 7.375% 1/31/2032 (a)	11,650	11,866
IIFL Finance, Ltd. 7.60% 9/10/2029 (a)	1,850	1,860
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(b)	10,000	11,562
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	15,000	17,681
ION Platform Finance US, Inc. 4.625% 5/1/2028 (a)	4,009	3,652
ION Platform Finance US, Inc. 5.00% 5/1/2028 (a)	1,500	1,379
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	55,149	49,262
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	31,733	28,987
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	44,149	39,319
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	23,395	16,980
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	17,080	16,420
Jane Street Group, LLC 7.125% 4/30/2031 (a)	4,066	4,206
Jane Street Group, LLC 6.125% 11/1/2032 (a)	4,175	4,178
Jane Street Group, LLC 6.75% 5/1/2033 (a)	22,065	22,703
Jefferies Financial Group, Inc. 5.50% 2/15/2036	82,000	79,170
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (b)	4,719	4,823
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	18,273	18,399
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	10,919	10,872
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	22,092	19,450
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (b)	134	132
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (b)	3,350	3,258
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (b)	40,000	39,355
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (b)	34,373	34,138
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	28,165	28,054
KKR & Co., Inc. 5.10% 8/7/2035	3,000	2,903
Korea Exchange Bank 3.25% 3/30/2027 (a)	4,110	4,073
Korea Exchange Bank 3.25% 3/30/2027	3,890	3,855
LPL Holdings, Inc. 4.00% 3/15/2029 (a)	12,895	12,539
Manappuram Finance, Ltd. 7.375% 5/12/2028	3,571	3,615
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	1,765	1,764
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	2,830	2,836
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	39,165	38,794
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	15,487	14,650
Mastercard, Inc. 4.875% 5/9/2034	5,454	5,467
Mastercard, Inc. 4.55% 1/15/2035	8,208	8,003
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (b)	2,124	2,199
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (b)	1,050	1,036
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (b)	1,557	1,547
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	3,024	3,008
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	2,700	2,640

3	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	USD1,760	$1,531
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (b)	11,991	11,846
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (b)	8,935	8,867
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	44,363	42,979
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	34,447	33,699
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (b)	38,260	38,084
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (b)	6,429	6,632
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (b)	1,000	967
Navient Corp. 5.00% 3/15/2027	14,685	14,578
Navient Corp. 4.875% 3/15/2028	1,719	1,687
Navient Corp. 5.50% 3/15/2029	14,770	14,186
Navient Corp. 9.375% 7/25/2030	8,183	8,321
Navient Corp. 11.50% 3/15/2031	8,447	8,923
Navient Corp. 9.375% 10/15/2031	46,970	46,850
Navient Corp. 7.875% 6/15/2032	24,220	22,698
Navient Corp. 5.625% 8/1/2033	31,990	26,472
OneMain Finance Corp. 3.875% 9/15/2028	12,500	12,114
OneMain Finance Corp. 6.125% 5/15/2030	25,305	25,323
OneMain Finance Corp. 7.50% 5/15/2031	16,017	16,557
OneMain Finance Corp. 7.125% 11/15/2031	16,985	17,343
OneMain Finance Corp. 7.125% 9/15/2032	14,080	14,335
OneMain Finance Corp. 6.50% 3/15/2033	20,740	20,425
OneMain Finance Corp. 6.75% 9/15/2033	3,825	3,791
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	22,280	22,331
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	22,162	22,260
Oxford Finance, LLC 7.75% 5/15/2031 (a)	17,415	17,274
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	5,090	5,297
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	6,165	6,039
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	EUR2,970	3,662
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (b)	17,355	20,704
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	USD5,715	5,770
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033) (b)	16,013	16,868
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	35,533	39,244
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	5,660	5,835
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	19,154	19,412
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (b)	6,109	6,266
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,200	1,233
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,300	3,254
Power Finance Corp., Ltd. 3.90% 9/16/2029	2,700	2,610
PT Bank Negara Indonesia (Persero) Tbk 7.15% (5-year UST Yield Curve Rate T Note Constant Maturity + 3.26% on 10/22/2031) (b)	3,385	3,382
Rede D’Or Finance SARL 4.50% 1/22/2030 (a)	1,938	1,841
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (b)	10,992	10,970
Royal Bank of Canada, 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (b)	8,510	8,416
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	15,155	14,623
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	7,971	7,847
SLM Corp. 6.50% 1/31/2030	845	857
Starwood Property Trust, Inc. 5.875% 8/15/2029 (a)	10,585	10,623
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	18,580	18,487
Starwood Property Trust, Inc. 6.125% 6/1/2031 (a)	14,695	14,782
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (b)	3,337	3,373
Stellantis Financial Services US Corp. 5.80% 6/15/2031 (a)	2,900	2,867
Sumitomo Mitsui Financial Group, Inc. 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (b)	2,328	2,320
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (b)	9,674	9,677
Synchrony Financial 7.25% 2/2/2033	32,939	34,351
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR + 2.07% on 7/29/2035) (b)	10,420	10,474
Toronto-Dominion Bank (The) 4.783% 12/17/2029	4,875	4,916
Toronto-Dominion Bank (The) 4.808% 6/3/2030	1,750	1,759
TPG Operating Group II, LP 5.375% 1/15/2036	2,000	1,947
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	688	695
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	16,567	16,694
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (b)	4,296	4,291
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	22,841	23,770
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	19,988	20,589
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (b)	16,766	16,314
U.S. Bancorp 5.083% 5/15/2031 (USD-SOFR + 1.296% on 5/15/2030) (b)	3,313	3,350

American Funds Multi-Sector Income Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (b)	USD2,064	$2,155
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (b)	697	688
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	10,803	11,277
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	14,295	14,765
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	33,875	34,499
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	12,584	11,552
USI, Inc. 7.50% 1/15/2032 (a)	5,855	5,917
Voyager Parent, LLC 9.25% 7/1/2032 (a)	10,869	11,501
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	4,330	4,370
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (b)	250	245
Wells Fargo & Co. 4.478% 4/4/2031 (USD-SOFR + 4.032% on 4/4/2030) (b)	8,905	8,811
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (b)	13,560	13,517
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (b)	3,725	3,816
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	4,773	4,895
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (b)	11,925	11,646
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	2,030	1,707
		3,264,937

Energy 8.57%
3R Lux SARL 9.75% 2/5/2031 (a)	7,441	7,809
3R Lux SARL 9.75% 2/5/2031	708	743
AI Candelaria (Spain) SA 5.75% 6/15/2033 (a)	2,135	1,978
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	8,095	7,999
Antero Resources Corp. 5.40% 2/1/2036	16,295	16,048
APA Corp. 4.25% 1/15/2030	841	827
APA Corp. 5.25% 2/1/2042	397	345
Archrock Services, LP 6.00% 2/1/2034 (a)	1,605	1,596
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	22,885	22,884
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	2,995	3,034
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	8,585	8,687
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	13,295	13,055
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	7,035	7,215
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	1,580	1,636
Borr IHC, Ltd. 8.75% 1/15/2032 (a)	32,039	31,314
Borr IHC, Ltd. 9.00% 1/15/2034 (a)	26,759	25,897
Caturus Energy, LLC 8.50% 2/15/2030 (a)	3,140	3,274
Caturus Energy, LLC 7.125% 5/15/2031 (a)	2,410	2,387
Cheniere Energy Partners, LP 5.35% 11/30/2036 (a)	29,055	28,918
Cheniere Energy Partners, LP 6.05% 11/30/2056 (a)	19,972	20,188
Chevron Corp. 2.236% 5/11/2030	4,875	4,485
CNX Resources Corp. 7.375% 1/15/2031 (a)	7,110	7,286
CNX Resources Corp. 7.25% 3/1/2032 (a)	16,755	17,271
CNX Resources Corp. 5.875% 3/1/2034 (a)	10,225	9,956
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	8,605	8,479
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	17,875	16,870
ConocoPhillips Co. 3.80% 3/15/2052	1,311	963
ConocoPhillips Co. 5.55% 3/15/2054	968	937
ConocoPhillips Co. 5.50% 1/15/2055	1,540	1,477
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	33,655	35,452
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	20,310	20,486
Crescent Energy Finance, LLC 7.875% 4/15/2032 (a)	15,590	15,795
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	11,966	11,901
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	8,779	9,048
Diamondback Energy, Inc. 5.75% 4/18/2054	9,976	9,706
Diamondback Energy, Inc. 5.90% 4/18/2064	6,690	6,532
DT Midstream, Inc. 4.125% 6/15/2029 (a)	1,700	1,666
DT Midstream, Inc. 4.375% 6/15/2031 (a)	10,020	9,682
Ecopetrol SA 8.625% 1/19/2029	3,196	3,393
Ecopetrol SA 7.75% 2/1/2032	7,985	8,366
Ecopetrol SA 8.875% 1/13/2033	12,455	13,648
Ecopetrol SA 8.375% 1/19/2036	45,850	49,690
EIG Pearl Holdings SARL 3.545% 8/31/2036	10,984	9,937
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	4,855	4,663
Energy Transfer, LP 6.00% 2/1/2029 (a)	1,165	1,174
Energy Transfer, LP 5.20% 4/1/2030	5,040	5,117

5	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Energy Transfer, LP 7.375% 2/1/2031 (a)	USD291	$300
Eni SpA 5.25% 5/18/2036 (a)	12,015	11,820
Eni SpA 6.00% 5/18/2056 (a)	4,765	4,707
Enterprise Products Operating, LLC 5.20% 1/15/2036	1,493	1,498
EOG Resources, Inc. 4.40% 7/15/2028	558	557
EOG Resources, Inc. 4.375% 4/15/2030	3,275	3,245
EOG Resources, Inc. 5.65% 12/1/2054	209	205
EOG Resources, Inc. 5.95% 7/15/2055	3,510	3,583
EQT Corp. 4.50% 1/15/2029	1,565	1,554
EQT Corp. 4.75% 1/15/2031	7,639	7,570
EQT Corp. 3.625% 5/15/2031 (a)	5,514	5,167
Expand Energy Corp. 4.75% 2/1/2032	1,236	1,205
Exxon Mobil Corp. 2.61% 10/15/2030	5,545	5,144
Exxon Mobil Corp. 3.452% 4/15/2051	6,605	4,707
FORESEA Holding SA 7.50% 6/15/2030	9,061	8,951
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	10,599	8,811
Genesis Energy, LP 8.25% 1/15/2029	6,985	7,217
Genesis Energy, LP 8.875% 4/15/2030	6,989	7,317
Genesis Energy, LP 7.875% 5/15/2032	5,795	5,979
Genesis Energy, LP 6.75% 3/15/2034	7,340	7,288
GeoPark, Ltd. 8.75% 1/31/2030 (a)	30,766	30,535
GeoPark, Ltd. 8.75% 1/31/2030	11,019	10,936
Global Partners, LP 8.25% 1/15/2032 (a)	4,320	4,527
Green Palm Bidco SARL 5.957% 6/30/2041 (a)	9,242	9,345
Green Palm Bidco SARL 6.462% 6/30/2046 (a)	1,155	1,171
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	29,550	30,187
Guara Norte SARL 5.198% 6/15/2034	3,477	3,363
Guara Norte SARL 5.198% 6/15/2034 (a)	1,338	1,294
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	5,153	5,262
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	4,795	4,969
Harvest Midstream I, LP 6.75% 5/15/2034 (a)	9,090	9,224
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	1,835	1,849
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	6,605	6,594
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	7,201	7,090
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	2,888	2,799
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	450	436
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	3,919	4,083
Infinity Natural Resources, LLC 7.625% 4/1/2031 (a)	3,835	3,812
Kodiak Gas Services, LLC 5.875% 4/1/2031 (a)	4,160	4,173
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	4,980	5,051
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	4,980	5,112
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (a)	6,725	6,796
Leviathan Bond, Ltd. 6.75% 6/30/2030 (a)	8,090	8,319
Matador Resources Co. 6.25% 4/15/2033 (a)	13,040	12,999
Matador Resources Co. 6.00% 4/15/2034 (a)	3,755	3,663
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(d)(e)	27	— (f)
Modec Finance BV 7.84% 7/15/2026 (c)(e)	9,000	9,104
MPLX, LP 5.40% 9/15/2035	11,387	11,361
Murphy Oil Corp. 6.00% 10/1/2032	6,585	6,562
Murphy Oil USA, Inc. 5.875% 6/1/2034 (a)	6,130	6,153
MV24 Capital BV 6.748% 6/1/2034	5,506	5,483
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	15,870	16,594
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	4,295	4,397
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (a)(g)	78,312	71,192
NFE Financing, LLC 12.00% 11/15/2029 (a)(d)	209,996	74,338
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	5,896	6,106
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	11,045	11,503
Noble Finance II, LLC 8.00% 4/15/2030 (a)	18,523	19,201
Noble Finance II, LLC 6.25% 6/15/2034 (a)	30,990	30,392
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	16,195	16,690
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	18,735	18,629
Occidental Petroleum Corp. 4.40% 8/15/2049	1,907	1,522
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	8,875	8,767
Oleoducto Central SA 4.00% 7/14/2027 (a)	4,310	4,257
Oleoducto Central SA 4.00% 7/14/2027	950	938
Parex Resources, Inc. 8.50% 5/11/2031 (a)	2,615	2,658

American Funds Multi-Sector Income Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Permian Resources Operating, LLC 5.875% 7/1/2029 (a)	USD10,645	$10,649
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	6,846	7,199
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	7,905	8,180
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	4,660	4,761
Petroleos de Venezuela SA 6.00% 10/28/2022 (d)	3,896	1,413
Petroleos de Venezuela SA 6.00% 5/16/2024 (d)	14,552	5,486
Petroleos de Venezuela SA 6.00% 11/15/2026	14,552	5,493
Petroleos Mexicanos 8.75% 6/2/2029	9,606	10,277
Petroleos Mexicanos 6.84% 1/23/2030	19,000	19,526
Petroleos Mexicanos 5.95% 1/28/2031	16,100	15,923
Petroleos Mexicanos 6.70% 2/16/2032	3,761	3,797
Petroleos Mexicanos 6.375% 1/23/2045	1,432	1,222
Petroleos Mexicanos 6.75% 9/21/2047	3,514	3,011
Petroleos Mexicanos 6.35% 2/12/2048	582	480
Petroleos Mexicanos 7.69% 1/23/2050	3,705	3,458
Petroleos Mexicanos 6.95% 1/28/2060	8,653	7,284
PETRONAS Capital, Ltd. 3.50% 4/21/2030	9,390	9,035
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (a)	1,300	1,251
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (a)	3,925	4,025
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (a)	800	699
Pluspetrol SA 8.125% 5/18/2031 (a)	5,000	5,181
Pluspetrol SA 8.125% 5/18/2031	4,471	4,633
Pluspetrol SA 8.50% 5/30/2032 (a)	7,865	8,176
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,474	1,392
Raizen Fuels Finance SA 6.25% 7/8/2032	3,366	1,851
Raizen Fuels Finance SA 6.45% 3/5/2034	3,134	1,733
Raizen Fuels Finance SA 6.45% 3/5/2034	2,255	1,247
Raizen Fuels Finance SA 6.70% 2/25/2037 (a)(d)	16,930	9,364
Range Resources Corp. 4.75% 2/15/2030 (a)	2,920	2,861
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (a)	11,563	11,797
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	1,007	1,051
Saudi Arabian Oil Co. 4.375% 2/2/2031 (a)	2,206	2,158
Saudi Arabian Oil Co. 5.00% 2/2/2036 (a)	733	718
Schlumberger Investment SA 4.55% 5/7/2031	348	346
Schlumberger Investment SA 4.80% 5/7/2033	3,021	3,005
Schlumberger Investment SA 5.15% 5/7/2036	7,881	7,849
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	5,395	5,659
Seadrill Finance, Ltd. 6.75% 7/15/2034 (a)	23,095	22,311
Shell Finance US, Inc. 2.75% 4/6/2030	6,236	5,855
Shell Finance US, Inc. 3.25% 4/6/2050	24	17
Shell Finance US, Inc. 3.00% 11/26/2051 (a)	14,693	9,558
SM Energy Co. 8.375% 7/1/2028 (a)	14,520	14,867
SM Energy Co. 6.50% 7/15/2028	590	591
SM Energy Co. 8.625% 11/1/2030 (a)	4,460	4,686
SM Energy Co. 8.75% 7/1/2031 (a)	24,235	25,324
SM Energy Co. 9.625% 6/15/2033 (a)	15,905	17,447
SM Energy Co. 6.625% 4/15/2034 (a)	6,410	6,313
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	4,820	4,572
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	13,665	14,247
Sunoco, LP 7.00% 5/1/2029 (a)	30,180	31,026
Sunoco, LP 4.50% 5/15/2029	7,561	7,397
Sunoco, LP 4.50% 4/30/2030	525	510
Sunoco, LP 5.625% 3/15/2031 (a)	6,435	6,391
Sunoco, LP 5.375% 7/15/2031 (a)	12,420	12,257
Sunoco, LP 7.25% 5/1/2032 (a)	11,475	11,910
Sunoco, LP 6.25% 7/1/2033 (a)	2,565	2,589
Sunoco, LP 5.875% 3/15/2034 (a)	8,175	8,068
Sunoco, LP 5.625% 7/15/2034 (a)	12,280	11,992
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(b)	9,485	9,870
Superior Plus, LP 4.50% 3/15/2029 (a)	2,422	2,350
Talos Production, Inc. 9.00% 2/1/2029 (a)	10,630	11,081
Talos Production, Inc. 9.375% 2/1/2031 (a)	14,475	15,212
Targa Resources Corp. 5.40% 7/30/2036	9,945	9,909
Targa Resources Partners, LP 4.875% 2/1/2031	939	936
TotalEnergies Capital International SA 3.127% 5/29/2050	10,211	6,797

7	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
TotalEnergies Capital SA 5.488% 4/5/2054	USD1,225	$1,185
TotalEnergies Capital SA 5.275% 9/10/2054	3,025	2,852
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	7,433	7,309
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	3,498	3,591
Transocean International, Ltd. 8.25% 5/15/2029 (a)	4,882	5,044
Transocean International, Ltd. 8.75% 2/15/2030 (a)	17,375	18,067
Transocean International, Ltd. 8.50% 5/15/2031 (a)	4,185	4,347
Transocean International, Ltd. 7.875% 10/15/2032 (a)	4,925	5,144
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	10,930	11,630
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (a)	945	971
USA Compression Partners, LP 7.125% 3/15/2029 (a)	10,385	10,643
USA Compression Partners, LP 6.25% 10/1/2033 (a)	4,280	4,246
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	7,904	7,543
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	5,639	5,778
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	18,155	17,052
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,000	892
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (a)	8,640	8,738
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	4,835	4,934
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	23,245	24,205
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	25,644	27,387
Venture Global LNG, Inc. 6.375% 12/15/2034 (a)	21,870	21,506
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	13,140	12,959
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	8,875	9,085
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	22,240	24,418
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	18,080	18,847
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	11,875	12,377
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	17,095	19,180
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	14,345	15,217
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	16,573	17,691
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	16,941	17,557
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	12,105	12,421
YPF SA 8.75% 9/11/2031 (a)	1,150	1,224
YPF SA 8.25% 1/17/2034	12,283	12,867
YPF SA 8.25% 1/17/2034 (a)	2,710	2,839
		1,932,094

Health care 7.86%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	19,210	19,469
Abbott Laboratories 4.30% 3/15/2033	4,000	3,881
Abbott Laboratories 4.65% 3/15/2036	20,047	19,473
AbbVie, Inc. 4.80% 3/15/2029	19,792	19,949
AbbVie, Inc. 3.20% 11/21/2029	7,790	7,461
AbbVie, Inc. 4.125% 3/15/2031	512	501
AbbVie, Inc. 4.40% 3/15/2033	1,341	1,313
AbbVie, Inc. 5.05% 3/15/2034	74,959	75,791
AbbVie, Inc. 4.75% 3/15/2036	9,617	9,412
AbbVie, Inc. 5.35% 3/15/2044	1,175	1,149
AbbVie, Inc. 5.40% 3/15/2054	1,773	1,705
AbbVie, Inc. 5.50% 3/15/2064	276	266
Accendra Health, Inc. 9.00% 6/15/2032 (a)	42,589	39,675
Accendra Health, Inc. 9.75% 6/15/2033 (a)	31,380	21,454
Accendra Health, Inc. 9.75% 6/15/2033 (a)	13,169	9,003
Amgen, Inc. 5.15% 3/2/2028	20,440	20,639
Amgen, Inc. 5.25% 3/2/2030	21,817	22,233
Amgen, Inc. 4.20% 2/19/2031	4,402	4,318
Amgen, Inc. 4.20% 3/1/2033	1,936	1,861
Amgen, Inc. 5.25% 3/2/2033	12,610	12,836
Amgen, Inc. 4.85% 2/19/2036	40,273	39,470
Amgen, Inc. 5.60% 3/2/2043	2,620	2,606
Amgen, Inc. 5.65% 3/2/2053	975	950
Amgen, Inc. 5.65% 2/19/2056	2,750	2,687
Amgen, Inc. 5.75% 3/2/2063	14,518	14,089
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	1,855	1,928
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	5,511	5,288
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	5,435	5,381

American Funds Multi-Sector Income Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	USD13,685	$13,074
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	27,410	27,381
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	2,330	2,070
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	1,000	925
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	3,995	2,560
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	8,564	5,063
Baxter International, Inc. 1.915% 2/1/2027	905	890
Baxter International, Inc. 2.272% 12/1/2028	1,125	1,060
Baxter International, Inc. 4.45% 2/15/2029	813	804
Baxter International, Inc. 4.90% 12/15/2030	1,501	1,490
Baxter International, Inc. 5.65% 12/15/2035	51,578	51,184
Baxter International, Inc. 3.132% 12/1/2051	8,377	5,016
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	26,900	26,445
Bristol-Myers Squibb Co. 5.10% 2/22/2031	943	962
Bristol-Myers Squibb Co. 2.95% 3/15/2032	1,425	1,302
Bristol-Myers Squibb Co. 5.20% 2/22/2034	3,929	4,008
Bristol-Myers Squibb Co. 5.50% 2/22/2044	4,114	4,101
Bristol-Myers Squibb Co. 5.55% 2/22/2054	26,906	26,294
Centene Corp. 2.45% 7/15/2028	2,842	2,702
Centene Corp. 4.625% 12/15/2029	5,210	5,057
Centene Corp. 3.375% 2/15/2030	1,120	1,044
Centene Corp. 3.00% 10/15/2030	4,840	4,383
Centene Corp. 2.50% 3/1/2031	38,067	33,274
Centene Corp. 2.625% 8/1/2031	40,192	35,048
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	3,503	3,439
CHS / Community Health Systems, Inc. 6.875% 4/15/2029 (a)	1,200	1,181
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	4,930	4,655
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	4,692	5,059
Cigna Group (The) 5.25% 1/15/2036	16,880	16,929
Cigna Group (The) 6.00% 1/15/2056	11,049	11,263
CVS Health Corp. 1.75% 8/21/2030	3,510	3,115
CVS Health Corp. 5.00% 9/15/2032	4,414	4,425
CVS Health Corp. 5.45% 9/15/2035	58,382	59,161
CVS Health Corp. 6.00% 6/1/2044	19,360	19,563
CVS Health Corp. 6.05% 6/1/2054	17,605	17,627
CVS Health Corp. 6.20% 9/15/2055	26,830	27,471
CVS Health Corp. 6.00% 6/1/2063	1,429	1,397
CVS Health Corp. 6.25% 9/15/2065	10,000	10,107
DaVita, Inc. 4.625% 6/1/2030 (a)	13,287	12,880
DaVita, Inc. 6.875% 9/1/2032 (a)	5,147	5,311
DaVita, Inc. 6.75% 7/15/2033 (a)	11,950	12,338
Elevance Health, Inc. 5.00% 1/15/2036	32,500	31,883
Elevance Health, Inc. 5.70% 9/15/2055	12,500	12,186
Eli Lilly and Co. 4.60% 8/14/2034	6,292	6,223
Eli Lilly and Co. 5.10% 2/12/2035	7,569	7,691
Eli Lilly and Co. 4.90% 10/15/2035	8,005	7,991
EMD Finance, LLC 4.625% 10/15/2032 (a)	2,675	2,627
Encompass Health Corp. 5.875% 6/1/2034 (a)	12,320	12,303
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	19,939	20,970
Fortrea Holdings, Inc. 7.50% 7/1/2030 (a)	626	635
Gilead Sciences, Inc. 5.25% 10/15/2033	8,456	8,702
Gilead Sciences, Inc. 5.10% 6/15/2035	21,255	21,440
Gilead Sciences, Inc. 2.80% 10/1/2050	225	142
Grifols SA 7.50% 5/1/2030	EUR9,415	11,214
Horseshoe Funding Trust II 6.887% 11/15/2055 (a)	USD33,000	34,620
Humana, Inc. 5.75% 4/15/2054	4,944	4,641
Humana, Inc. 6.00% 5/1/2055	2,910	2,823
IQVIA, Inc. 5.00% 10/15/2026 (a)	7,845	7,845
IQVIA, Inc. 6.50% 5/15/2030 (a)	4,305	4,397
IQVIA, Inc. 6.25% 6/1/2032 (a)	14,900	15,167
Johnson & Johnson 4.90% 6/1/2031	16,330	16,698
Johnson & Johnson 4.85% 3/1/2032	3,930	4,017
Johnson & Johnson 4.95% 6/1/2034	8,275	8,498
Johnson & Johnson 5.25% 6/1/2054	2,185	2,182
Medline Borrower, LP 3.875% 4/1/2029 (a)	26,745	25,987
Medline Borrower, LP 6.25% 4/1/2029 (a)	5,459	5,578

9	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Medline Borrower, LP 5.25% 10/1/2029 (a)	USD22,060	$21,936
Medline Borrower, LP 5.00% 6/15/2031 (a)	43,186	43,004
Medline Borrower, LP 5.25% 6/15/2033 (a)	21,676	21,560
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	5,000	4,916
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	6,415	5,987
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	22,260	22,673
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	22,230	20,110
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	31,949	32,024
Novartis Capital Corp. 4.90% 3/18/2036	2,341	2,327
Novartis Capital Corp. 5.60% 3/18/2046	298	301
Novartis Capital Corp. 5.70% 3/18/2056	1,100	1,122
Organon & Co. 4.125% 4/30/2028 (a)	15,000	14,821
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	2,550	2,437
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	383	383
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,425	2,402
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	7,745	7,343
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	18,017	16,985
Pfizer, Inc. 4.50% 11/15/2032	1,450	1,431
Pfizer, Inc. 4.875% 11/15/2035	2,200	2,176
Pfizer, Inc. 5.60% 11/15/2055	2,000	1,987
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (a)(g)	12,074	11,998
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	6,470	6,760
Rede D’Or Finance SARL 4.95% 1/17/2028	590	583
Rede D’Or Finance SARL 4.50% 1/22/2030	2,590	2,460
Roche Holdings, Inc. 2.076% 12/13/2031 (a)	231	204
Roche Holdings, Inc. 4.985% 3/8/2034 (a)	9,098	9,187
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	3,214	3,154
Roche Holdings, Inc. 5.218% 3/8/2054 (a)	2,645	2,540
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	16,415	17,041
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	19,790	20,059
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	59,751	59,643
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	4,152	4,195
Tenet Healthcare Corp. 5.125% 11/1/2027	6,310	6,313
Tenet Healthcare Corp. 6.125% 10/1/2028	5,236	5,260
Tenet Healthcare Corp. 4.25% 6/1/2029	13,930	13,546
Tenet Healthcare Corp. 6.75% 5/15/2031	23,610	24,198
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	5,319	5,321
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	29,705	30,414
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	23,545	23,550
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	9,250	9,931
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	28,166	31,773
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	5,140	5,336
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	30,210	23,336
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	13,950	14,301
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	1,603	1,575
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	4,889	4,833
UnitedHealth Group, Inc. 5.30% 6/15/2035	41,025	41,798
UnitedHealth Group, Inc. 5.50% 7/15/2044	16,454	16,125
UnitedHealth Group, Inc. 2.90% 5/15/2050	10,518	6,719
UnitedHealth Group, Inc. 3.25% 5/15/2051	221	149
UnitedHealth Group, Inc. 5.625% 7/15/2054	3,210	3,141
UnitedHealth Group, Inc. 5.95% 6/15/2055	26,530	27,358
UnitedHealth Group, Inc. 4.95% 5/15/2062	159	136
UnitedHealth Group, Inc. 6.05% 2/15/2063	124	127
		1,772,295

Communication services 7.74%
Alphabet, Inc. 4.375% 11/15/2032	2,481	2,444
Alphabet, Inc. 4.40% 2/15/2033	6,441	6,305
Alphabet, Inc. 4.70% 11/15/2035	2,750	2,695
Alphabet, Inc. 4.80% 2/15/2036	5,308	5,220
Altice France 6.50% 4/15/2032 (a)	33,408	32,315
Altice France 6.875% 7/15/2032 (a)	31,983	31,051
AT&T, Inc. 5.25% 10/30/2036	1,210	1,189
AT&T, Inc. 3.50% 9/15/2053	10,575	6,870

American Funds Multi-Sector Income Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
AT&T, Inc. 3.55% 9/15/2055	USD13,065	$8,419
CCO Holdings, LLC 5.00% 2/1/2028 (a)	33,689	33,284
CCO Holdings, LLC 6.375% 9/1/2029 (a)	7,120	7,117
CCO Holdings, LLC 4.75% 3/1/2030 (a)	19,736	18,723
CCO Holdings, LLC 4.50% 8/15/2030 (a)	7,631	7,098
CCO Holdings, LLC 4.25% 2/1/2031 (a)	11,620	10,474
CCO Holdings, LLC 4.75% 2/1/2032 (a)	904	807
CCO Holdings, LLC 4.50% 5/1/2032	13,572	11,991
CCO Holdings, LLC 7.00% 2/1/2033 (a)	34,895	34,250
CCO Holdings, LLC 4.50% 6/1/2033 (a)	16,082	13,965
CCO Holdings, LLC 4.25% 1/15/2034 (a)	42,749	36,230
CCO Holdings, LLC 7.375% 2/1/2036 (a)	28,630	28,112
Charter Communications Operating, LLC 6.10% 6/1/2029	2,197	2,251
Charter Communications Operating, LLC 4.40% 4/1/2033	11,000	10,133
Charter Communications Operating, LLC 6.65% 2/1/2034	9,680	9,937
Charter Communications Operating, LLC 6.384% 10/23/2035	6,390	6,383
Charter Communications Operating, LLC 3.50% 3/1/2042	1,275	882
Charter Communications Operating, LLC 5.75% 4/1/2048	26,755	22,537
Charter Communications Operating, LLC 4.80% 3/1/2050	18,426	13,758
Charter Communications Operating, LLC 3.70% 4/1/2051	52,596	32,664
Charter Communications Operating, LLC 3.90% 6/1/2052	31,858	20,327
Charter Communications Operating, LLC 5.25% 4/1/2053	30,314	23,654
Charter Communications Operating, LLC 6.70% 12/1/2055	2,581	2,462
Charter Communications Operating, LLC 3.85% 4/1/2061	7,140	4,197
Charter Communications Operating, LLC 4.40% 12/1/2061	7,675	4,959
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	6,335	6,362
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	725	726
Comcast Corp. 5.65% 6/1/2054	5,595	5,019
Comcast Corp. 2.937% 11/1/2056	2,250	1,220
Connect Finco SARL 9.00% 9/15/2029 (a)	72,270	76,136
Connect Holding II, LLC 10.50% 4/3/2031 (a)	12,695	12,726
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	1,723	1,722
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	37,720	38,436
DIRECTV Financing, LLC 10.00% 2/15/2031 (a)	2,400	2,492
Discovery Communications, LLC 3.625% 5/15/2030	1,000	931
Discovery Communications, LLC 3.625% 5/15/2030	700	597
Discovery Global Holdings, Inc. 4.054% 3/15/2029	16,240	16,088
Discovery Global Holdings, Inc. 4.054% 3/15/2029	1,800	1,679
Discovery Global Holdings, Inc. 4.279% 3/15/2032	7,110	6,385
Discovery Global Holdings, Inc. 5.05% 3/15/2042	60,400	44,323
Discovery Global Holdings, Inc. 5.141% 3/15/2052	1,394	937
DISH Network Corp. 11.75% 11/15/2027 (a)	40,121	41,254
EchoStar Corp. 10.75% 11/30/2029	48,073	51,976
EchoStar Corp. 6.75% Cash 11/30/2030 (g)	34,998	35,623
Embarq, LLC 7.995% 6/1/2036	3,000	870
Gray Media, Inc. 10.50% 7/15/2029 (a)	14,899	15,736
Gray Media, Inc. 4.75% 10/15/2030 (a)	5,772	4,151
Gray Media, Inc. 5.375% 11/15/2031 (a)	14,442	9,701
Gray Media, Inc. 9.625% 7/15/2032 (a)	13,935	13,462
Gray Media, Inc. 7.25% 8/15/2033 (a)	21,769	21,454
HTA Group, Ltd. 6.75% 4/1/2031 (a)	4,000	4,052
IHS Holding, Ltd. 7.875% 5/29/2030	4,500	4,633
Lamar Media Corp. 3.625% 1/15/2031	6,500	6,065
Lamar Media Corp. 5.375% 11/1/2033 (a)	9,030	8,857
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(d)(g)	2,435	1,084
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	8,080	8,359
Meta Platforms, Inc. 4.60% 11/15/2032	1,768	1,739
Meta Platforms, Inc. 4.875% 5/15/2033	1,675	1,660
Meta Platforms, Inc. 4.875% 11/15/2035	35,677	34,733
Meta Platforms, Inc. 5.25% 5/15/2036	32,463	32,246
Meta Platforms, Inc. 5.50% 11/15/2045	14,386	13,357
Meta Platforms, Inc. 4.45% 8/15/2052	38,715	29,857
Meta Platforms, Inc. 5.40% 8/15/2054	5,275	4,657
Meta Platforms, Inc. 5.625% 11/15/2055	31,424	28,494
Meta Platforms, Inc. 6.30% 5/15/2056	4,273	4,256
Meta Platforms, Inc. 5.75% 11/15/2065	14,790	13,296

11	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
News Corp. 3.875% 5/15/2029 (a)	USD17,852	$17,317
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	16,685	16,354
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	59,550	59,586
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	48,882	48,806
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	11,120	11,639
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	11,480	12,191
Orange 4.75% 1/13/2033 (a)	8,991	8,823
Orange 5.00% 1/13/2036 (a)	43,774	42,778
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	1,000	1,028
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	11,355	11,064
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	16,910	16,880
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	28,210	26,570
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	37,355	33,947
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)	7,340	7,259
Snap, Inc. 6.875% 3/1/2033 (a)	38,010	37,072
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	5,341	5,328
Space Exploration Technologies Corp. 5.65% 7/15/2033 (a)	37,206	36,995
Space Exploration Technologies Corp. 5.875% 7/15/2036 (a)	67,000	66,151
Space Exploration Technologies Corp. 6.60% 7/15/2046 (a)	18,000	17,516
Space Exploration Technologies Corp. 6.65% 7/15/2056 (a)	26,000	25,101
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade 7.25% 5/18/2031 (a)	5,000	4,991
Tencent Holdings, Ltd. 3.68% 4/22/2041	328	275
Tencent Holdings, Ltd. 3.24% 6/3/2050	3,099	2,133
Tencent Holdings, Ltd. 3.24% 6/3/2050 (a)	775	533
Tencent Holdings, Ltd. 3.84% 4/22/2051	6,218	4,756
T-Mobile USA, Inc. 3.875% 4/15/2030	300	291
T-Mobile USA, Inc. 2.55% 2/15/2031	6,758	6,134
Turkcell Iletisim Hizmetleri AS 7.65% 1/24/2032	1,225	1,268
Univision Communications, Inc. 4.50% 5/1/2029 (a)	36,022	34,418
Univision Communications, Inc. 7.375% 6/30/2030 (a)	21,601	21,677
Univision Communications, Inc. 8.50% 7/31/2031 (a)	19,865	19,966
Univision Communications, Inc. 9.375% 8/1/2032 (a)	36,790	37,410
Verizon Communications, Inc. 1.75% 1/20/2031	3,301	2,901
Verizon Communications, Inc. 2.55% 3/21/2031	853	775
Verizon Communications, Inc. 2.355% 3/15/2032	965	844
Verizon Communications, Inc. 4.75% 1/15/2033	2,491	2,453
Verizon Communications, Inc. 5.00% 1/15/2036	14,197	13,851
Verizon Communications, Inc. 5.75% 11/30/2045	2,274	2,212
Verizon Communications, Inc. 5.875% 11/30/2055	2,824	2,742
Verizon Communications, Inc. 2.987% 10/30/2056	1,050	619
Verizon Communications, Inc. 6.00% 11/30/2065	1,100	1,067
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	7,360	7,619
Virgin Media Secured Finance PLC 4.50% 8/15/2030 (a)	3,425	2,911
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	2,730	2,247
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	1,805	1,729
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	3,320	3,147
Ziggo BV 4.875% 1/15/2030 (a)	3,265	3,067
		1,744,495

Consumer discretionary 7.53%
Acushnet Co. 5.625% 12/1/2033 (a)	640	638
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,803	1,825
Advance Auto Parts, Inc. 3.90% 4/15/2030	18,097	17,026
Advance Auto Parts, Inc. 7.00% 8/1/2030 (a)	1,450	1,488
Advance Auto Parts, Inc. 3.50% 3/15/2032	36,817	32,458
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	25,170	26,105
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	4,560	4,533
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	5,344	5,270
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	8,420	8,389
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	23,560	24,226
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	13,735	14,119
Amazon.com, Inc. 4.10% 11/20/2030	10,540	10,362
Amazon.com, Inc. 4.65% 11/20/2035	26,088	25,380
Amazon.com, Inc. 4.875% 3/13/2036	11,678	11,500
Amazon.com, Inc. 3.95% 4/13/2052	1,695	1,288

American Funds Multi-Sector Income Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 5.45% 11/20/2055	USD15,528	$14,692
Amazon.com, Inc. 5.80% 3/13/2056	19,107	18,998
Amazon.com, Inc. 5.55% 11/20/2065	1,730	1,618
Arcos Dorados BV 6.125% 5/27/2029 (a)	2,000	2,054
Arcos Dorados BV 6.125% 5/27/2029	460	472
Arcos Dorados BV 6.375% 1/29/2032 (a)	1,155	1,193
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	15,035	14,650
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	2,250	2,153
AutoNation, Inc. 5.89% 3/15/2035	30,000	30,613
Booking Holdings, Inc. 5.375% 5/7/2036	11,945	11,968
Boyd Gaming Corp. 4.75% 12/1/2027	10,765	10,734
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	3,390	3,275
Boyne USA, Inc. 4.75% 5/15/2029 (a)	16,015	15,771
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	6,774	6,515
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	18,385	18,502
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	26,145	25,524
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	7,040	6,385
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	20,385	20,363
Carnival Corp., Ltd. 7.00% 8/15/2029 (a)	19,890	20,621
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	25,000	25,320
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	27,025	27,323
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	15,265	15,457
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	7,795	8,176
Cyprium Corp. 6.125% 4/15/2031 (a)	3,365	3,373
Cyprium Corp. 6.375% 4/15/2034 (a)	4,375	4,377
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	16,148	15,710
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	1,894	1,859
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	16,475	15,790
Ford Motor Co. 3.25% 2/12/2032	19,660	17,335
Ford Motor Co. 4.75% 1/15/2043	4,833	3,804
Ford Motor Co. 5.291% 12/8/2046	8,717	7,174
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,000	998
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,500	2,519
Ford Motor Credit Co., LLC 4.95% 5/28/2027	11,440	11,449
Ford Motor Credit Co., LLC 3.815% 11/2/2027	14,275	14,069
Ford Motor Credit Co., LLC 5.918% 3/20/2028	14,305	14,486
Ford Motor Credit Co., LLC 6.798% 11/7/2028	10,468	10,809
Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,305	4,539
Ford Motor Credit Co., LLC 5.73% 9/5/2030	38,685	38,911
Ford Motor Credit Co., LLC 5.42% 4/9/2031	17,926	17,779
Ford Motor Credit Co., LLC 6.054% 11/5/2031	8,878	8,991
Ford Motor Credit Co., LLC 6.532% 3/19/2032	16,780	17,350
Ford Motor Credit Co., LLC 5.753% 4/6/2033	53,611	53,193
Ford Motor Credit Co., LLC 7.122% 11/7/2033	25,117	26,730
Ford Motor Credit Co., LLC 6.125% 3/8/2034	6,870	6,918
Ford Motor Credit Co., LLC 6.50% 2/7/2035	50,000	51,228
Ford Motor Credit Co., LLC 5.869% 10/31/2035	14,349	14,057
General Motors Financial Co., Inc. 5.45% 9/6/2034	16,723	16,761
General Motors Financial Co., Inc. 6.15% 7/15/2035	25,717	26,813
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	37,615	33,815
Genting New York, LLC 7.25% 10/1/2029 (a)	3,525	3,628
Gildan Activewear, Inc. 5.40% 10/7/2035 (a)	6,010	5,839
GOHL Capital Holdings, Ltd. 8.30% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.261% on 4/29/2036) (b)	21,891	21,096
GOHL Capital Holdings, Ltd. 7.625% perpetual bonds senior (5-year UST Yield Curve Rate T Note Constant Maturity + 3.71% on 10/29/2031) (b)	2,579	2,500
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	40,365	40,742
Grand Canyon University 4.375% 10/1/2026	3,269	3,273
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	5,625	5,632
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	7,615	7,593
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	12,385	11,710
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	12,620	12,674
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (a)	5,975	5,927
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	570	557
Home Depot, Inc. 1.375% 3/15/2031	2,216	1,920
Home Depot, Inc. 4.85% 6/25/2031	10,387	10,519

13	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Home Depot, Inc. 4.95% 6/25/2034	USD15,457	$15,514
Home Depot, Inc. 4.65% 9/15/2035	1,050	1,023
Home Depot, Inc. 3.125% 12/15/2049	135	90
Home Depot, Inc. 5.30% 6/25/2054	3,252	3,080
Home Depot, Inc. 5.40% 6/25/2064	10,747	10,227
Hyundai Capital America 4.875% 6/23/2027 (a)	4,434	4,452
Hyundai Capital America 4.75% 6/18/2029 (a)	1,569	1,564
Hyundai Capital America 5.00% 6/18/2031 (a)	946	945
International Game Technology PLC 5.25% 1/15/2029 (a)	2,030	2,024
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	13,613	13,261
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	7,830	8,163
Levi Strauss & Co. 3.50% 3/1/2031 (a)	11,920	11,049
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	7,925	8,072
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	5,195	5,387
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	5,575	5,547
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	5,175	4,960
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	7,090	7,007
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	250	237
Macy’s Retail Holdings, LLC 6.125% 3/15/2032 (a)	1,170	1,177
Meituan 5.125% 11/5/2035 (a)	2,170	2,093
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (a)	5,400	5,532
Mobility Global, Inc. 6.05% 6/15/2036 (a)	5,775	5,843
Motherson Global Investments BV 5.625% 7/11/2029	1,500	1,511
NCL Finance, Ltd. 6.125% 3/15/2028 (a)	2,420	2,440
Newell Brands, Inc. 8.50% 6/1/2028 (a)	5,965	6,235
Newell Brands, Inc. 6.375% 5/15/2030	14,400	14,605
Newell Brands, Inc. 6.625% 5/15/2032	32,215	32,640
Newell Brands, Inc. 7.375% 4/1/2036	28,115	28,540
Newell Brands, Inc. 7.50% 4/1/2046	7,480	6,986
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	1,805	1,777
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	12,275	12,662
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	10,080	10,451
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	54,510	57,751
Party City Holdings, Inc. 0% 10/12/2028 (e)	50	— (f)
Party City Holdings, Inc. 0% 8/27/2030 (e)	7,834	157
Prosus NV 4.193% 1/19/2032	18,000	17,118
Prosus NV 3.832% 2/8/2051	13,523	9,039
Prosus NV 4.987% 1/19/2052	7,277	5,804
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	5,289	5,407
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	8,155	8,010
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	2,095	2,151
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	5,275	5,229
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	14,325	14,464
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	16,887	16,443
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	32,120	31,900
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	34,735	33,658
Sally Holdings, LLC 6.75% 4/1/2032	17,944	18,344
Sands China, Ltd. 4.375% 6/18/2030	6,485	6,290
Sands China, Ltd. 3.25% 8/8/2031	1,500	1,365
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	30,535	26,121
Service Corp. International 5.75% 10/15/2032	5,890	5,921
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)	2,090	2,153
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	15,085	14,810
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	7,680	7,394
Station Casinos, LLC 6.625% 3/15/2032 (a)	5,385	5,472
Studio City Finance, Ltd. 5.00% 1/15/2029	1,965	1,884
TopBuild Corp. 5.625% 1/31/2034 (a)	5,885	5,964
Toyota Motor Credit Corp. 1.90% 1/13/2027	5,295	5,232
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	19,935	19,290
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	4,840	4,836
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	5,875	5,987
Valvoline, Inc. 3.625% 6/15/2031 (a)	8,825	8,145
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	2,055	2,127
Whirlpool Corp. 7.50% 7/1/2031 (a)	5,890	5,975
Whirlpool Corp. 7.875% 7/1/2034 (a)	9,690	9,754
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	12,955	12,775

American Funds Multi-Sector Income Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)	USD2,845	$2,810
Wynn Macau, Ltd. 5.625% 8/26/2028	4,100	4,075
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	12,994	12,914
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	4,616	4,881
		1,698,175

Industrials 5.29%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	4,374	4,472
ADT Security Corp. 4.125% 8/1/2029 (a)	2,625	2,518
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)	6,365	6,235
AECOM 6.00% 8/1/2033 (a)	675	676
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	1,960	1,955
Ambipar Lux SARL 9.875% 2/6/2031 (a)(d)	4,870	1,163
Ambipar Lux SARL 10.875% 2/5/2033 (a)(d)	7,170	1,649
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	14,567	15,013
Aramark Services, Inc. 5.00% 2/1/2028 (a)	11,230	11,213
ATI, Inc. 4.875% 10/1/2029	12,125	11,999
ATI, Inc. 7.25% 8/15/2030	4,140	4,301
ATI, Inc. 5.125% 10/1/2031	6,125	6,085
ATI, Inc. 5.875% 6/15/2033	3,915	3,972
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	12,650	12,450
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	21,735	21,320
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	11,540	11,896
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	9,985	10,091
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	1,350	1,380
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	515	528
BAE Systems PLC 5.30% 3/26/2034 (a)	14,170	14,431
Bidvest Group (UK) PLC 6.20% 9/17/2032	24,000	24,266
Boeing Co. (The) 3.25% 2/1/2028	1,078	1,056
Boeing Co. (The) 5.15% 5/1/2030	19,896	20,142
Boeing Co. (The) 3.625% 2/1/2031	4	4
Boeing Co. (The) 6.388% 5/1/2031	768	816
Boeing Co. (The) 3.50% 3/1/2039	6,404	5,226
Boeing Co. (The) 5.705% 5/1/2040	4,193	4,266
Boeing Co. (The) 5.805% 5/1/2050	1,074	1,062
Boeing Co. (The) 6.858% 5/1/2054	10,949	12,314
Boeing Co. (The) 5.93% 5/1/2060	8,680	8,544
Boeing Co. (The) 7.008% 5/1/2064	2,073	2,360
Bombardier, Inc. 5.875% 1/15/2035 (a)	5,420	5,447
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	425	291
Canadian National Railway Co. 4.375% 9/18/2034	5,014	4,846
Canadian Pacific Railway Co. 1.75% 12/2/2026	435	431
Canadian Pacific Railway Co. 4.80% 3/30/2030	7,114	7,152
Canadian Pacific Railway Co. 5.20% 3/30/2035	6,147	6,217
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,139	846
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,550	2,320
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	1,765	1,766
Carrier Global Corp. 5.90% 3/15/2034	1,460	1,540
Caterpillar Financial Services Corp. 4.50% 5/15/2031	10,156	10,111
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	3,870	3,725
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	9,820	8,797
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	13,300	13,497
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	29,550	29,770
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)	4,770	4,784
CoreLogic, Inc. 4.50% 5/1/2028 (a)	8,557	8,366
CSX Corp. 4.10% 11/15/2032	4,334	4,197
CSX Corp. 5.20% 11/15/2033	1,166	1,191
CSX Corp. 4.50% 3/15/2049	25	21
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	12,270	12,532
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	45,487	47,374
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	13,870	14,211
EquipmentShare.com, Inc. 7.125% 7/1/2034 (a)	45,440	44,703
ESAB Corp. 5.625% 4/1/2031 (a)	3,985	3,999
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (a)	19,360	19,381
Garda World Security Corp. 6.50% 1/15/2031 (a)	3,285	3,333

15	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Garda World Security Corp. 8.375% 11/15/2032 (a)	USD4,135	$4,234
GE Vernova, Inc. 4.25% 2/4/2031	3,925	3,864
GE Vernova, Inc. 4.875% 2/4/2036	6,671	6,568
General Electric Co. 4.30% 7/29/2030	1,662	1,647
General Electric Co. 4.90% 1/29/2036	19,978	19,958
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	33,895	34,630
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	12,320	12,767
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	6,190	6,187
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	7,190	7,501
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	5,935	5,902
Hertz Corp. (The) 4.625% 12/1/2026 (a)	7,052	6,398
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (a)	15,835	15,599
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (a)	1,850	1,851
Howmet Aerospace, Inc. 3.90% 4/15/2029	5,335	5,250
Howmet Aerospace, Inc. 4.75% 4/15/2036	1,201	1,169
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,910	4,522
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	14,338	14,273
Icahn Enterprises, LP 5.25% 5/15/2027	39,780	39,339
Icahn Enterprises, LP 9.75% 1/15/2029	16,180	15,881
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	13,110	12,946
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	10,450	10,595
LATAM Airlines Group SA 7.875% 4/15/2030 (a)	3,873	4,035
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (a)	3,315	3,390
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	2,914	2,980
Mexico City Airport Trust 4.25% 10/31/2026	5,400	5,400
Mexico City Airport Trust 3.875% 4/30/2028	5,000	4,880
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	5,170	5,129
Moog, Inc. 5.50% 10/15/2034 (a)	1,575	1,555
MTR Corp. CI, Ltd. 5.625% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 1.457% on 12/24/2035) (b)	4,500	4,645
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	11,614	11,561
Norfolk Southern Corp. 5.05% 8/1/2030	2,698	2,741
Norfolk Southern Corp. 4.45% 3/1/2033	1,343	1,317
Norfolk Southern Corp. 5.10% 5/1/2035	91	92
Norfolk Southern Corp. 4.55% 6/1/2053	5,560	4,658
Norfolk Southern Corp. 5.35% 8/1/2054	20,920	19,764
OCP SA, 6.741% junior subordinated perpetual bonds, (5-year UST Yield Curve Rate T Note Constant Maturity + 2.746% on 7/22/2031) (a)(b)	5,000	4,972
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	23,895	24,366
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	21,460	22,172
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	15,660	16,086
RB Global Holdings, Inc. 6.75% 3/15/2028 (a)	1,216	1,234
RB Global Holdings, Inc. 7.75% 3/15/2031 (a)	1,171	1,216
Regal Rexnord Corp. 6.40% 4/15/2033	19,360	20,559
Republic Services, Inc. 1.45% 2/15/2031	5,030	4,373
Republic Services, Inc. 5.15% 3/15/2035	5,125	5,207
Republic Services, Inc. 5.00% 7/15/2036	2,625	2,607
Reworld Holding Corp. 4.875% 12/1/2029 (a)	29,966	28,605
RTX Corp. 6.10% 3/15/2034	5,964	6,401
RTX Corp. 6.40% 3/15/2054	3,020	3,317
Science Applications International Corp. 5.875% 11/1/2033 (a)	7,535	7,428
Sensata Technologies BV 4.00% 4/15/2029 (a)	13,545	13,165
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	380	356
Siemens Funding BV 5.80% 5/28/2055 (a)	4,970	5,147
Siemens Funding BV 5.90% 5/28/2065 (a)	3,573	3,662
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	642	641
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)	6,295	6,231
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)	6,420	6,398
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	1,800	1,619
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(e)	3,147	3,147
TransDigm, Inc. 6.75% 8/15/2028 (a)	4,565	4,616
TransDigm, Inc. 4.625% 1/15/2029	5,040	4,963
TransDigm, Inc. 6.375% 3/1/2029 (a)	12,275	12,478
TransDigm, Inc. 6.625% 3/1/2032 (a)	27,480	28,218
TransDigm, Inc. 6.375% 5/31/2033 (a)	6,180	6,243
TransDigm, Inc. 6.25% 1/31/2034 (a)	4,655	4,754

American Funds Multi-Sector Income Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
TransDigm, Inc. 6.75% 1/31/2034 (a)	USD21,140	$21,699
TransDigm, Inc. 6.125% 7/31/2034 (a)	11,762	11,762
Union Pacific Corp. 2.80% 2/14/2032	8,904	8,111
Union Pacific Corp. 5.10% 2/20/2035	27,281	27,685
Union Pacific Corp. 4.05% 11/15/2045	2,500	2,045
Union Pacific Corp. 4.30% 3/1/2049	75	62
Union Pacific Corp. 2.95% 3/10/2052	5,608	3,588
Union Pacific Corp. 3.50% 2/14/2053	2,367	1,670
Union Pacific Corp. 4.95% 5/15/2053	1,450	1,306
Union Pacific Corp. 5.60% 12/1/2054	7,378	7,324
United Airlines Holdings, Inc. 4.875% 3/1/2029	2,280	2,259
United Airlines Holdings, Inc. 5.375% 3/1/2031	2,150	2,137
United Rentals (North America), Inc. 5.25% 1/15/2030	5,130	5,137
United Rentals (North America), Inc. 3.75% 1/15/2032	4,450	4,129
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	5,935	6,092
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (a)	478	488
Waste Connections, Inc. 4.80% 7/15/2036	21,748	21,171
Waste Management, Inc. 4.95% 3/15/2035	2,600	2,596
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	3,945	4,047
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)	2,550	2,530
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	9,770	10,080
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	5,515	5,662
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)	4,015	3,982
		1,193,222

Information technology 5.28%
Amphenol Corp. 4.125% 11/15/2030	1,925	1,888
Amphenol Corp. 4.40% 2/15/2033	11,117	10,813
Amphenol Corp. 4.625% 2/15/2036	11,135	10,756
Amphenol Corp. 5.30% 11/15/2055	2,290	2,175
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	17,720	17,796
Beacon Point DC, LLC 6.129% 11/30/2042 (a)	14,672	14,804
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	41,695	42,281
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	894	872
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (a)	3,146	3,072
Broadcom, Inc. 5.15% 11/15/2031	14,802	15,065
Broadcom, Inc. 4.55% 2/15/2032	6,095	6,015
Broadcom, Inc. 4.15% 4/15/2032 (a)	7	7
Broadcom, Inc. 3.469% 4/15/2034	6,979	6,269
Broadcom, Inc. 4.80% 10/15/2034	6,136	6,008
Broadcom, Inc. 5.20% 7/15/2035	37,150	37,294
Broadcom, Inc. 4.80% 2/15/2036	810	786
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	11,797	11,455
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	56,278	54,668
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	4,897	4,593
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	16,825	14,600
CoreWeave, Inc. 9.75% 10/1/2031 (a)	8,920	8,907
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	24,879	25,972
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	3,925	3,804
Fair Isaac Corp. 6.00% 5/15/2033 (a)	14,030	13,822
Hughes Satellite Systems Corp. 5.25% 8/1/2026	13,880	11,745
Hughes Satellite Systems Corp. 6.625% 8/1/2026	28,345	17,669
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	21,044	21,324
Intel Corp. 5.30% 5/15/2036	13,126	13,066
Intel Corp. 3.05% 8/12/2051	25,083	15,704
Intel Corp. 5.60% 2/21/2054	20,213	18,917
Intel Corp. 3.10% 2/15/2060	5,650	3,228
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (a)	12,020	12,055
Microchip Technology, Inc. 5.05% 3/15/2029	4,647	4,684
Microchip Technology, Inc. 5.05% 2/15/2030	17,252	17,328
NCR Atleos Corp. 9.50% 4/1/2029 (a)	11,754	12,539
NVIDIA Corp. 4.50% 6/15/2031	900	897
NVIDIA Corp. 4.75% 6/15/2033	1,100	1,097
NVIDIA Corp. 4.95% 6/15/2036	7,990	7,923
NVIDIA Corp. 5.625% 6/15/2056	500	497

17	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Oracle Corp. 4.45% 9/26/2030	USD2,700	$2,607
Oracle Corp. 4.95% 2/4/2031	1,658	1,624
Oracle Corp. 5.25% 2/3/2032	2,950	2,909
Oracle Corp. 5.35% 5/4/2033	29,575	28,737
Oracle Corp. 5.50% 8/3/2035	61,151	58,538
Oracle Corp. 5.20% 9/26/2035	62,821	58,839
Oracle Corp. 5.70% 2/4/2036	66,668	64,588
Oracle Corp. 5.875% 9/26/2045	3,840	3,364
Oracle Corp. 6.55% 2/4/2046	18,937	17,861
Oracle Corp. 6.00% 8/3/2055	27,270	23,236
Oracle Corp. 5.95% 9/26/2055	33,570	28,546
Oracle Corp. 6.70% 2/4/2056	30,193	28,436
Oracle Corp. 6.10% 9/26/2065	3,110	2,604
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	113,883	113,569
Roper Technologies, Inc. 4.90% 10/15/2034	11,732	11,343
Roper Technologies, Inc. 5.10% 9/15/2035	17,689	17,192
SE Cosmos, LLC 8.875% 5/1/2031 (a)	23,360	24,035
Synopsys, Inc. 4.85% 4/1/2030	3,650	3,657
Synopsys, Inc. 5.15% 4/1/2035	36,028	35,839
Synopsys, Inc. 5.70% 4/1/2055	47,664	46,265
UKG, Inc. 6.875% 2/1/2031 (a)	30,100	29,261
Unisys Corp. 10.625% 1/15/2031 (a)	50,399	47,479
Viasat, Inc. 5.625% 4/15/2027 (a)	14,325	14,339
Viasat, Inc. 6.50% 7/15/2028 (a)	1,000	998
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(g)	7,422	8,228
WULF Compute, LLC 7.75% 10/15/2030 (a)	40,325	42,380
		1,188,869

Materials 4.18%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	2,634	2,757
Alpek, SAB de CV 3.25% 2/25/2031	5,131	4,493
Alpek, SAB de CV 3.25% 2/25/2031 (a)	1,100	963
Anglo American Capital PLC 5.25% 3/19/2036 (a)	2,800	2,772
ArcelorMittal SA 4.25% 7/16/2029	877	865
ARD Finance SA 7.25% PIK 6/30/2027 (a)(g)	8,348	104
Avient Corp. 6.25% 11/1/2031 (a)	2,950	2,991
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	4,175	4,342
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	10,650	10,624
Ball Corp. 5.50% 9/15/2033	30,000	30,203
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	3,002	3,006
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7,166	7,316
Braskem Netherlands Finance BV 4.50% 1/10/2028	20,577	12,727
Braskem Netherlands Finance BV 4.50% 1/31/2030	40,045	23,052
Braskem Netherlands Finance BV 4.50% 1/31/2030 (a)	2,370	1,364
Braskem Netherlands Finance BV 8.50% 1/12/2031	15,210	9,535
Braskem Netherlands Finance BV 8.50% 1/12/2031 (a)	9,246	5,796
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	8,203	4,871
Braskem Netherlands Finance BV 7.25% 2/13/2033	8,135	4,830
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	13,495	8,127
Braskem Netherlands Finance BV 8.00% 10/15/2034	10,160	6,118
Braskem Netherlands Finance BV 5.875% 1/31/2050	9,550	4,110
Braskem Netherlands Finance BV 5.875% 1/31/2050 (a)	400	172
Canpack Group, Inc. 6.00% 5/15/2031 (a)	4,940	4,971
CAN-PACK SA 3.875% 11/15/2029 (a)	13,669	12,979
Capstone Copper Corp. 6.75% 3/31/2033 (a)	3,675	3,727
Celanese US Holdings, LLC 7.35% 11/15/2028	9,804	10,217
Celanese US Holdings, LLC 6.50% 4/15/2030	18,000	18,357
Celanese US Holdings, LLC 7.00% 2/15/2031	9,765	10,058
Celanese US Holdings, LLC 7.379% 7/15/2032	31,927	33,597
Celanese US Holdings, LLC 7.45% 11/15/2033	28,191	30,137
Celanese US Holdings, LLC 7.375% 2/15/2034	22,355	23,112
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	8,785	8,812
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	495	478
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	13,678	13,807
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	8,040	8,053

American Funds Multi-Sector Income Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	USD472	$432
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	20,685	20,951
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	12,416	12,333
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	22,991	22,996
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	19,285	19,274
Commercial Metals Co. 5.75% 11/15/2033 (a)	4,460	4,436
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	37,010	38,346
CSN Resources SA 8.875% 12/5/2030 (a)	4,500	3,365
CSN Resources SA 8.875% 12/5/2030	3,193	2,387
CVR Partners, LP 6.125% 6/15/2028 (a)	7,460	7,451
Dow Chemical Co. (The) 4.80% 1/15/2031	8,930	8,800
Dow Chemical Co. (The) 5.35% 3/15/2035	18,588	18,304
Dow Chemical Co. (The) 5.65% 3/15/2036	23,567	23,457
Dow Chemical Co. (The) 4.375% 11/15/2042	16,080	12,975
Dow Chemical Co. (The) 4.625% 10/1/2044	2,140	1,746
Dow Chemical Co. (The) 5.55% 11/30/2048	5,241	4,657
Dow Chemical Co. (The) 4.80% 5/15/2049	8,900	7,126
Dow Chemical Co. (The) 3.60% 11/15/2050	8,022	5,323
Dow Chemical Co. (The) 6.90% 5/15/2053	1,149	1,201
Dow Chemical Co. (The) 5.60% 2/15/2054	14,280	12,664
Element Solutions, Inc. 3.875% 9/1/2028 (a)	11,360	11,092
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (a)	11,445	11,241
Freeport-McMoRan, Inc. 4.25% 3/1/2030	188	185
Freeport-McMoRan, Inc. 5.45% 3/15/2043	223	216
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(g)	13,181	3,526
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	22,567	19,069
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	4,055	4,077
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	6,810	6,871
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	24,793	25,081
LYB International Finance III, LLC 5.125% 1/15/2031	1,378	1,376
LYB International Finance III, LLC 5.50% 3/1/2034	8,847	8,774
LYB International Finance III, LLC 6.15% 5/15/2035	16,720	17,143
LYB International Finance III, LLC 5.875% 1/15/2036	10,848	10,882
LYB International Finance III, LLC 3.375% 10/1/2040	2,659	1,949
LYB International Finance III, LLC 3.625% 4/1/2051	2,225	1,471
Magnera Corp. 7.25% 11/15/2031 (a)	38,715	37,827
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (a)	13,280	13,363
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	14,860	15,200
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (a)	3,915	3,855
Methanex Corp. 5.125% 10/15/2027	9,223	9,219
Methanex Corp. 5.25% 12/15/2029	3,400	3,382
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	5,898	6,092
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	5,016	5,182
Nickel Industries, Ltd. 9.00% 9/30/2030	3,048	3,129
NOVA Chemicals Corp. 5.25% 6/1/2027 (a)	5,205	5,212
Orbia Advance Corp, SAB de CV, 5.875% 9/17/2044	6,724	5,329
Orbia Advance Corp, SAB de CV, 5.50% 1/15/2048	2,776	2,087
PT Freeport Indonesia 4.763% 4/14/2027	1,650	1,658
PT Freeport Indonesia 4.763% 4/14/2027 (a)	450	452
PT Freeport Indonesia 6.20% 4/14/2052	3,800	3,720
PT Krakatau Posco 6.375% 6/11/2027	3,500	3,520
PT Krakatau Posco 6.375% 6/11/2029	21,145	21,301
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	7,009	7,161
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	8,995	9,174
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(b)(g)	8,288	8,337
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (b)(g)	5,324	5,356
Sasol Financing USA, LLC 8.75% 5/3/2029 (a)	2,725	2,855
Sasol Financing USA, LLC 8.75% 5/3/2029 (c)	1,066	1,117
Sasol Financing USA, LLC 5.50% 3/18/2031	9,970	9,292
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	11,807	11,654
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	13,070	12,967
Sherwin-Williams Co. 5.15% 8/15/2035	2,381	2,391
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	5,775	5,742
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	1,485	1,570
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	4,450	4,922
Vale Overseas, Ltd. 3.75% 7/8/2030	3,000	2,861

19	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Vale Overseas, Ltd. 6.40% 6/28/2054	USD4,245	$4,336
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	17,435	17,461
Veritiv Operating Co. 10.50% 11/30/2030 (a)	5,230	5,355
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	1,000	1,016
Westlake Corp. 6.375% 11/15/2055	7,739	7,648
		942,363

Consumer staples 3.96%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	10,185	9,681
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	1,835	1,776
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	17,500	17,121
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	6,300	6,094
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	30,980	29,542
Altria Group, Inc. 5.25% 8/6/2035	1,050	1,052
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	3,220	3,253
B&G Foods, Inc. 5.25% 9/15/2027	9,755	9,798
B&G Foods, Inc. 8.00% 9/15/2028 (a)	37,840	37,922
B&G Foods, Inc. 11.00% 6/15/2031 (a)	10,882	10,055
BAT Capital Corp. 5.834% 2/20/2031	1,084	1,130
BAT Capital Corp. 2.726% 3/25/2031	2,660	2,431
BAT Capital Corp. 5.35% 8/15/2032	1,525	1,561
BAT Capital Corp. 4.625% 3/22/2033	6,390	6,256
BAT Capital Corp. 6.421% 8/2/2033	5,398	5,837
BAT Capital Corp. 6.00% 2/20/2034	10,840	11,434
BAT Capital Corp. 5.625% 8/15/2035	35,207	36,296
BAT Capital Corp. 5.65% 3/16/2052	2,300	2,171
BAT Capital Corp. 7.081% 8/2/2053	30,438	34,369
BAT Capital Corp. 6.25% 8/15/2055	1,164	1,192
Central Garden & Pet Co. 4.125% 10/15/2030	3,485	3,325
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	17,690	16,707
Clorox Co. 4.70% 5/15/2031	1,194	1,187
Clorox Co. 4.95% 5/15/2033	977	968
Clorox Co. 5.25% 5/15/2036	1,259	1,255
Coca-Cola Co. 5.20% 1/14/2055	6,524	6,232
Constellation Brands, Inc. 2.25% 8/1/2031	2,904	2,564
Constellation Brands, Inc. 4.75% 5/9/2032	2,744	2,716
Coty, Inc. 6.625% 7/15/2030 (a)	7,855	7,863
Coty, Inc. 5.60% 1/15/2031 (a)	30,004	29,207
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	16,425	16,541
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	6,320	6,379
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	765	751
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	1,450	1,523
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	19,816	20,388
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	1,050	1,060
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	5,026	5,134
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	5,934	4,803
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	22,890	23,343
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	10,980	10,368
InRetail Consumer 3.25% 3/22/2028 (a)	1,100	1,061
KeHE Distributors, LLC 7.125% 4/30/2033 (a)	2,780	2,833
Keurig Dr Pepper, Inc. 5.30% 3/15/2034	22,310	22,374
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	28,912	28,583
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (a)	5,145	1,707
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	14,860	14,257
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	735	692
MARB BondCo PLC 3.95% 1/29/2031	15,840	13,901
MARB BondCo PLC 3.95% 1/29/2031 (a)	1,700	1,492
Mars, Inc. 4.80% 3/1/2030 (a)	3,925	3,937
Mars, Inc. 5.00% 3/1/2032 (a)	3,000	3,022
Mars, Inc. 4.75% 4/20/2033 (a)	100	99
Mars, Inc. 5.20% 3/1/2035 (a)	66,754	67,042
Mars, Inc. 5.65% 5/1/2045 (a)	8,864	8,813
Mars, Inc. 5.70% 5/1/2055 (a)	31,151	30,711
Mars, Inc. 5.80% 5/1/2065 (a)	3,173	3,153

American Funds Multi-Sector Income Fund	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	USD12,480	$12,923
Minerva Luxembourg SA 8.875% 9/13/2033	4,715	4,882
Minerva Luxembourg SA 7.50% 4/22/2036 (a)	6,915	6,602
Natura & Co. Luxembourg Holdings SARL 4.125% 5/3/2028 (a)	1,164	1,105
Opal Bidco SAS 6.50% 3/31/2032 (a)	8,015	8,181
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	7,902	7,674
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	5,970	6,050
Performance Food Group, Inc. 5.625% 3/1/2034 (a)	2,135	2,097
Philip Morris International, Inc. 5.125% 2/13/2031	728	742
Philip Morris International, Inc. 4.75% 11/1/2031	9,436	9,470
Philip Morris International, Inc. 4.25% 10/29/2032	1,475	1,431
Philip Morris International, Inc. 5.75% 11/17/2032	3,636	3,810
Philip Morris International, Inc. 5.375% 2/15/2033	30,210	31,021
Philip Morris International, Inc. 5.625% 9/7/2033	6,050	6,293
Philip Morris International, Inc. 5.25% 2/13/2034	14,619	14,863
Philip Morris International, Inc. 4.90% 11/1/2034	36,859	36,647
Philip Morris International, Inc. 4.875% 4/30/2035	638	629
Philip Morris International, Inc. 4.625% 10/29/2035	26,488	25,513
Philip Morris International, Inc. 4.875% 4/29/2036	2,644	2,589
Post Holdings, Inc. 4.625% 4/15/2030 (a)	12,976	12,543
Post Holdings, Inc. 6.25% 2/15/2032 (a)	7,883	8,012
Post Holdings, Inc. 6.375% 3/1/2033 (a)	29,035	28,826
Post Holdings, Inc. 6.25% 10/15/2034 (a)	15,615	15,351
Post Holdings, Inc. 6.50% 3/15/2036 (a)	10,140	10,033
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	5,175	5,187
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	5,795	5,329
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	8,220	8,220
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	4,673	4,677
US Foods, Inc. 4.625% 6/1/2030 (a)	7,920	7,738
Walmart, Inc. 4.90% 4/28/2035	8,350	8,424
		891,824

Real estate 3.47%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	3,515	3,499
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	7,410	7,156
Boston Properties, LP 2.45% 10/1/2033	14,376	11,829
Boston Properties, LP 6.50% 1/15/2034	13,573	14,411
Boston Properties, LP 5.75% 1/15/2035	29,483	29,777
ERP Operating, LP 4.65% 9/15/2034	1,485	1,449
FibraSOMA 4.375% 7/22/2031	5,000	4,560
FibraSOMA 4.375% 7/22/2031 (a)	3,933	3,587
FibraSOMA 7.125% 5/28/2036 (a)	17,535	17,477
Forestar Group, Inc. 6.50% 3/15/2033 (a)	7,560	7,683
Highwoods Realty, LP 7.65% 2/1/2034	15,730	17,569
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	14,865	14,372
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	12,225	11,569
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	34,410	34,140
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	27,490	27,176
Hudson Pacific Properties, LP 4.65% 4/1/2029	14,565	13,830
Hudson Pacific Properties, LP 3.25% 1/15/2030	37,880	33,166
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	2,115	2,113
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	2,154	2,147
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	16,730	16,490
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	2,310	2,211
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	22,940	23,191
Iron Mountain, Inc. 6.25% 1/15/2035 (a)	24,870	24,998
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (a)	44,670	45,690
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (a)	44,670	45,650
Kilroy Realty, LP 5.875% 10/15/2035	2,943	2,910
Kilroy Realty, LP 6.25% 1/15/2036	2,431	2,468
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	1,786	1,747
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	5,524	5,581
MPT Operating Partnership, LP 5.00% 10/15/2027	60,155	58,386
MPT Operating Partnership, LP 4.625% 8/1/2029	3,980	3,202
MPT Operating Partnership, LP 3.50% 3/15/2031	5,072	3,491

21	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	USD90,057	$92,263
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	8,710	8,711
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	11,440	11,193
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	8,865	9,022
Piedmont Operating Partnership, LP 5.625% 1/15/2033	12,624	12,573
Prologis, LP 4.75% 6/15/2033	3,745	3,712
Prologis, LP 5.125% 1/15/2034	3,379	3,404
Prologis, LP 5.00% 3/15/2034	3,034	3,029
Prologis, LP 5.00% 1/31/2035	1,197	1,191
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	780	780
Service Properties Trust 0% 9/30/2027 (a)	20,502	19,035
Service Properties Trust 3.95% 1/15/2028	29,272	28,543
Service Properties Trust 4.95% 10/1/2029	37,384	35,244
Service Properties Trust 4.375% 2/15/2030	30,146	27,346
Service Properties Trust 8.625% 11/15/2031 (a)	15,848	16,702
Simon Property Group, LP 4.375% 10/1/2030	3,557	3,524
Simon Property Group, LP 5.125% 10/1/2035	1,154	1,157
Sun Hung Kai Properties (Capital Market), Ltd. 2.875% 1/21/2030 (c)	300	284
Trust 2401 7.70% 1/23/2032 (a)	1,186	1,267
VICI Properties, LP 4.125% 8/15/2030 (a)	852	818
VICI Properties, LP 5.625% 4/1/2035	8,093	8,100
		781,423

Utilities 3.22%
Aegea Finance SARL 9.00% 1/20/2031 (a)	8,371	8,057
AEP Transmission Co., LLC 5.375% 6/15/2035	150	153
AES Corp. 5.20% 7/15/2029	375	377
AES Corp. 5.75% 7/15/2033	7,250	7,296
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	1,657	1,570
Alliant Energy Finance, LLC 3.60% 3/1/2032 (a)	967	898
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	5,496	5,498
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	550	539
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030 (a)	205	202
Comision Federal de Electricidad 6.045% 1/28/2034 (a)	2,637	2,585
Consumers Energy Co. 4.625% 5/15/2033	2,675	2,639
Consumers Energy Co. 5.05% 5/15/2035	11,100	11,123
Consumers Energy Co. 5.125% 5/1/2036	10,300	10,297
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (a)	3,835	3,895
DTE Electric Co. 4.85% 3/1/2036	3,575	3,495
Duke Energy Carolinas, LLC 5.15% 6/15/2036	2,825	2,829
Duke Energy Carolinas, LLC 5.35% 1/15/2053	4,820	4,561
Duke Energy Florida, LLC 4.85% 12/1/2035	4,025	3,949
Duke Energy Progress, LLC 2.00% 8/15/2031	2,830	2,500
Duke Energy Progress, LLC 2.50% 8/15/2050	1,099	642
Edison International 5.25% 3/15/2032	19,341	19,108
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (b)	8,600	8,851
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	6,810	7,910
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (a)	300	283
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	189
Enel Finance International NV 5.00% 9/30/2035 (a)	4,100	3,984
Enfragen Energia Sur SA 5.375% 12/30/2030	5,962	5,645
Enfragen Energia Sur SA 8.499% 6/30/2032	2,724	2,847
Enfragen Energia Sur SA 8.499% 6/30/2032 (a)	1,395	1,458
FirstEnergy Corp. 2.65% 3/1/2030	16,545	15,324
Florida Power & Light Co. 5.10% 4/1/2033	2,756	2,793
Florida Power & Light Co. 5.30% 6/15/2034	21,655	22,102
Florida Power & Light Co. 4.70% 2/15/2036	14,257	13,828
Florida Power & Light Co. 5.125% 6/1/2036	2,600	2,605
Florida Power & Light Co. 5.60% 6/15/2054	975	957
Florida Power & Light Co. 5.70% 3/15/2055	4,551	4,541
Florida Power & Light Co. 5.75% 6/1/2056	1,475	1,484
Generadora de Gatun SA 6.874% 9/30/2044 (a)	10,000	10,335
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (a)	6,010	6,234

American Funds Multi-Sector Income Fund	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	USD4,067	$3,639
Jersey Central Power & Light Co. 5.10% 1/15/2035	450	450
Light Servicos de Eletricidade S A 4.21% 12/19/2032	1,526	1,118
Light Servicos de Eletricidade S A 2.26% Cash 12/19/2037 (g)	670	173
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	19,920	21,037
Minejesa Capital BV 4.625% 8/10/2030	2,596	2,563
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	2,185	2,279
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	1,725	1,729
NiSource, Inc. 5.30% 5/18/2036	4,925	4,931
Northern States Power Co. 5.05% 5/15/2035	1,025	1,029
Northern States Power Co. 4.85% 5/15/2036	13,719	13,494
Northern States Power Co. 5.40% 3/15/2054	1,095	1,052
Northern States Power Co. 5.65% 5/15/2055	75	74
Pacific Gas and Electric Co. 4.55% 7/1/2030	6,388	6,292
Pacific Gas and Electric Co. 6.40% 6/15/2033	17,877	18,923
Pacific Gas and Electric Co. 6.00% 8/15/2035	7,150	7,375
Pacific Gas and Electric Co. 5.60% 8/15/2036	515	515
Pacific Gas and Electric Co. 4.95% 7/1/2050	30,329	25,338
Pacific Gas and Electric Co. 3.50% 8/1/2050	18,659	12,458
PacifiCorp 5.45% 4/15/2033	10,987	11,157
PacifiCorp 5.45% 2/15/2034	4,450	4,503
PacifiCorp 5.80% 4/15/2036	42,494	43,633
PacifiCorp 3.30% 3/15/2051	5,220	3,417
PacifiCorp 2.90% 6/15/2052	1,982	1,186
PacifiCorp 5.35% 12/1/2053	18,730	16,813
PacifiCorp 5.50% 5/15/2054	28,437	26,092
PacifiCorp 5.80% 1/15/2055	12,316	11,754
PacifiCorp, junior subordinated, 7.125% 8/15/2056 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.292% on 8/15/2031) (b)	2,000	1,987
Pampa Energia SA 7.75% 11/14/2037 (a)	17,720	18,156
Pampa Energia SA 7.75% 11/14/2037	4,827	4,946
PECO Energy Co. 5.65% 9/15/2055	363	359
PG&E Corp. 5.00% 7/1/2028	1,560	1,552
PG&E Corp. 5.25% 7/1/2030	22,755	22,418
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (b)	26,200	26,120
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (b)	12,334	12,576
Public Service Electric and Gas Co. 1.90% 8/15/2031	5,783	5,060
Public Service Electric and Gas Co. 4.90% 8/15/2035	3,150	3,130
Public Service Electric and Gas Co. 5.625% 1/1/2056	8,700	8,607
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	450	456
Rio Grande LNG, LLC 5.25% 6/30/2031 (a)	4,248	4,248
Rio Grande LNG, LLC 5.50% 1/30/2034 (a)	1,662	1,654
Rio Grande LNG, LLC 5.75% 6/30/2036 (a)	48,072	47,921
Rio Grande LNG, LLC 6.15% 6/30/2041 (a)	7,992	7,998
Saavi Energia SARL 8.875% 2/10/2035 (a)	4,875	5,339
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (b)	555	552
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (b)	2,967	3,010
San Miguel Global Power Holdings Corp., 8.875% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.102% on 6/17/2031) (b)	1,085	1,089
Southern California Edison Co. 4.80% 3/15/2033	22,385	21,954
Southern California Edison Co. 5.20% 6/1/2034	10,872	10,779
Southern California Edison Co. 4.50% 9/1/2040	1,495	1,286
Southern California Edison Co. 3.60% 2/1/2045	3,221	2,324
Southern California Edison Co. 4.00% 4/1/2047	3,245	2,421
Southern California Edison Co. 2.95% 2/1/2051	1,705	1,030
Southern California Edison Co. 3.45% 2/1/2052	1,919	1,269
Southern California Edison Co. 6.20% 9/15/2055	2,449	2,437
Talen Energy Supply, LLC 6.125% 5/1/2031 (c)	10,640	10,645
Talen Energy Supply, LLC 6.375% 5/1/2033 (c)	24,515	24,494
Union Electric Co. 5.25% 4/15/2035	2,650	2,679
Union Electric Co. 2.625% 3/15/2051	1,820	1,088
Union Electric Co. 5.125% 3/15/2055	400	365

23	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Union Electric Co. 5.75% 9/15/2056	USD2,490	$2,486
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	2,490	2,447
Wisconsin Electric Power Co. 4.60% 10/1/2034	325	319
Wisconsin Electric Power Co. 5.05% 10/1/2054	150	137
Wisconsin Power and Light Co. 1.95% 9/16/2031	1,275	1,106
Xcel Energy, Inc. 5.60% 4/15/2035	23	24
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	12,333	12,720
		725,795
Total corporate bonds and notes		16,135,492
Mortgage-backed obligations 9.66%
Commercial mortgage-backed securities 7.55%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (h)(i)	12,268	11,564
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 5.718% 6/15/2040 (a)(h)(i)	19,993	20,103
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.596% 5/15/2053 (h)(i)	500	469
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 6.59% 11/10/2029 (a)(h)(i)	6,821	6,881
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (a)(h)(i)	24,047	24,582
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.938% 7/15/2049 (h)(i)	3,445	3,344
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050 (h)	10	10
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.502% 12/15/2052 (h)(i)	6,761	5,727
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054 (h)	10	10
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.15% 8/15/2055 (h)(i)	5,080	4,836
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2055 (h)(i)	8,068	7,948
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2055 (h)(i)	7,260	6,863
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (h)(i)	5,438	5,581
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.469% 4/15/2056 (h)(i)	10,537	10,679
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.141% 7/15/2056 (h)(i)	9,389	9,719
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (h)(i)	3,955	4,114
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.605% 12/15/2056 (h)(i)	3,255	3,358
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (h)(i)	559	586
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (h)(i)	9,932	10,193
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057 (h)(i)	5,726	5,815
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (h)(i)	5,572	5,710
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (h)(i)	4,364	4,389
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (h)(i)	9,781	10,023
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 3.97% 9/15/2060 (h)(i)	2,442	2,242
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061 (h)	3,870	3,358
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.208% 5/15/2062 (h)(i)	1,935	1,634
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062 (h)(i)	3,740	3,089
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.349% 1/15/2063 (h)(i)	6,057	5,183
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063 (h)(i)	8,970	7,544
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (h)(i)	3,378	3,454
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.544% 3/15/2037 (a)(h)(i)	3,286	3,110
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055 (h)(i)	8,527	7,089
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055 (h)(i)	10,648	10,040
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.17% 12/15/2055 (h)(i)	11,933	11,683
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056 (h)(i)	14,288	14,669
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class B, 6.167% 7/15/2056 (h)(i)	7,743	7,820
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (h)	759	754
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class B, 6.70% 7/15/2057 (h)(i)	6,326	6,521
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class B, 5.894% 9/15/2057 (h)(i)	5,555	5,604
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (h)(i)	2,738	2,797
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (h)(i)	5,357	5,507
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (h)(i)	2,956	3,058
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (h)	25	25
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.29% 2/15/2051 (h)(i)	2,905	2,340
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051 (h)	10	10
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051 (h)(i)	1,445	1,339
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051 (h)(i)	10	10
Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052 (h)(i)	4,840	4,089
Benchmark Mortgage Trust, Series 2021-B23, Class C, 2.563% 2/15/2054 (h)(i)	1,500	1,103
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054 (h)	5,325	4,184
Benchmark Mortgage Trust, Series 2021-B28, Class B, 2.244% 8/15/2054 (h)(i)	7,260	6,000
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (h)(i)	1,753	1,622

American Funds Multi-Sector Income Fund	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (h)(i)	USD11,871	$9,555
Benchmark Mortgage Trust, Series 2022-B35, Class B, 4.594% 5/15/2055 (h)(i)	1,935	1,666
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2055 (h)(i)	13,297	13,494
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055 (h)(i)	7,260	6,845
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056 (h)(i)	21,893	22,420
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 5/15/2056 (h)(i)	12,472	12,889
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (h)(i)	6,283	6,372
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056 (h)(i)	6,914	7,212
Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057 (h)(i)	1,155	1,186
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057 (h)(i)	5,965	6,215
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (h)	20	19
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (h)(i)	4,404	4,502
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (h)(i)	5,805	5,820
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057 (h)(i)	4,710	4,830
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (h)(i)	2,000	2,017
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (h)	3,400	3,413
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (h)	5,562	5,722
Benchmark Mortgage Trust, Series 2025-V16, Class B, 6.339% 8/15/2058 (h)(i)	8,693	8,910
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.139% 10/15/2058 (h)	4,489	4,456
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (a)(h)(i)	18,297	18,108
BFLD Trust, Series 2025-5MW, Class D, 6.583% 10/10/2042 (a)(h)(i)	1,779	1,805
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.216% 3/15/2041 (a)(h)(i)	4,967	4,984
BMO Mortgage Trust, Series 2023-C4, Class B, 5.395% 2/15/2056 (h)(i)	2,981	2,949
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (h)(i)	10,176	10,382
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.117% 8/15/2056 (h)(i)	4,297	4,343
BMO Mortgage Trust, Series 2023-5C2, Class C, 7.244% 11/15/2056 (h)(i)	2,887	2,911
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (a)(h)	666	607
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (h)(i)	3,598	3,686
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.748% 2/15/2057 (h)(i)	5,018	5,140
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (h)(i)	2,295	2,326
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.017% 5/15/2057 (h)(i)	3,783	3,875
BMO Mortgage Trust, Series 2024-C9, Class B, 6.34% 7/15/2057 (h)(i)	5,965	6,134
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (h)(i)	6,532	6,541
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057 (h)(i)	2,420	2,457
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.014% 6/15/2041 (a)(h)(i)	10,032	10,055
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 12/15/2042 (a)(h)(i)	8,221	8,249
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.525% 12/15/2042 (a)(h)(i)	5,282	5,301
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.775% 12/15/2042 (a)(h)(i)	3,583	3,597
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.125% 12/15/2042 (a)(h)(i)	1,203	1,209
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.59% 11/15/2038 (a)(h)(i)	2,180	2,180
BX Commercial Mortgage Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 5.937% 11/15/2038 (a)(h)(i)	1,064	1,064
BX Commercial Mortgage Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 5.465% 1/17/2039 (a)(h)(i)	2,100	2,101
BX Commercial Mortgage Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.165% 11/15/2041 (a)(h)(i)	7,398	7,385
BX Commercial Mortgage Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (a)(h)(i)	1,787	1,784
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044 (a)(h)(i)	4,788	4,498
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 3/15/2045 (a)(h)(i)	22,000	22,025
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.775% 3/15/2045 (a)(h)(i)	45,513	45,584
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.175% 3/15/2045 (a)(h)(i)	17,941	17,975
BX Commercial Mortgage Trust, Series 2026-VLT10, Class A, 5.358% 7/13/2058 (a)(h)(i)	12,285	11,975
BX Commercial Mortgage Trust, Series 2026-VLT10, Class B, 5.798% 7/13/2058 (a)(h)(i)	19,905	19,402
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.464% 4/15/2037 (a)(h)(i)	551	553
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 5.715% 1/17/2039 (a)(h)(i)	2,709	2,711
BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 6.715% 8/15/2041 (a)(h)(i)	9,232	9,268
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 6.416% 10/15/2041 (a)(h)(i)	5,111	5,133

25	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.168% 11/15/2041 (a)(h)(i)	USD10,252	$10,280
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.216% 11/15/2041 (a)(h)(i)	1,774	1,771
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 6.566% 11/15/2041 (a)(h)(i)	17,382	17,441
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (a)(h)(i)	24,155	23,974
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.192%) 5.818% 3/15/2042 (a)(h)(i)	12,538	12,507
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.592%) 6.217% 3/15/2042 (a)(h)(i)	18,408	18,362
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 5.475% 7/15/2042 (a)(h)(i)	12,420	12,486
BX Trust, Series 2025-GW, Class C, (1-month USD CME Term SOFR + 2.10%) 5.725% 7/15/2042 (a)(h)(i)	10,250	10,313
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.175% 12/15/2042 (a)(h)(i)	1,873	1,881
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.425% 12/15/2042 (a)(h)(i)	52	52
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044 (a)(h)(i)	4,985	4,645
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 7/15/2044 (a)(h)(i)	19,050	19,079
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 5.625% 7/15/2044 (a)(h)(i)	13,898	13,923
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 5.975% 7/15/2044 (a)(h)(i)	13,324	13,351
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (a)(h)(i)	22,603	22,661
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.725% 12/15/2044 (a)(h)(i)	19,984	20,043
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.625% 12/15/2044 (a)(h)(i)	4,650	4,654
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 5.717% 3/15/2035 (a)(h)(i)	12,087	12,098
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 6.813% 3/15/2035 (a)(h)(i)	2,258	2,261
CALI Mortgage Trust, Series 2024-SUN, Class C, (1-month USD CME Term SOFR + 2.79%) 6.402% 7/15/2041 (a)(h)(i)	1,794	1,806
CALI Mortgage Trust, Series 2024-SUN, Class D, (1-month USD CME Term SOFR + 3.63%) 7.239% 7/15/2041 (a)(h)(i)	2,400	2,420
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (h)	10	10
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028 (a)(h)(i)	12,593	12,710
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/12/2040 (a)(h)(i)	27,313	27,095
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 6/12/2040 (a)(h)(i)	2,450	2,456
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047 (h)(i)	982	958
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.106% 4/10/2048 (h)(i)	2,575	2,306
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (h)(i)	1,775	1,560
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 4.875% 5/15/2054 (h)(i)	2,905	2,631
Commercial Mortgage Trust, Series 2020-CX, Class D, 2.773% 11/10/2046 (a)(h)(i)	5,805	4,523
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.887% 4/10/2047 (h)(i)	460	452
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.845% 10/10/2048 (h)(i)	2,437	2,392
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.845% 10/10/2048 (h)(i)	860	819
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (h)	25	25
Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.644% 8/15/2057 (h)(i)	1,000	828
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.565% 5/15/2043 (a)(h)(i)	24,437	24,384
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class C, 6.294% 5/15/2043 (a)(h)(i)	8,663	8,634
CONE Trust, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.667% 8/15/2041 (a)(h)(i)	7,444	7,419
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class C, 5.728% 8/12/2043 (a)(h)(i)	1,935	1,828
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043 (a)(h)(i)	18,967	17,296
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/12/2040 (a)(h)(i)	21,951	22,057
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (a)(h)(i)	3,950	3,989
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(h)(i)	10,935	10,996
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(h)(i)	2,040	2,042
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (a)(h)(i)	2,951	2,954
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.925% 10/15/2042 (a)(h)(i)	6,390	6,412
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.225% 10/15/2042 (a)(h)(i)	7,018	7,078
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.559% 2/10/2056 (h)(i)	7,192	7,277
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.559% 2/10/2056 (h)(i)	2,822	2,814
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (a)(h)(i)	6,705	6,723
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 7.875% 12/15/2039 (a)(h)(i)	12,195	12,322
FS Commercial Mortgage Trust, Series 2023-4SZN, Class C, 8.392% 11/10/2039 (a)(h)(i)	8,898	8,955
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039 (a)(h)(i)	9,580	9,660
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.167% 3/15/2039 (a)(h)(i)	6,742	6,763
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.016% 3/15/2039 (a)(h)(i)	8,954	9,015

American Funds Multi-Sector Income Fund	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 6.515% 3/15/2039 (a)(h)(i)	USD3,713	$3,744
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041 (a)(h)(i)	7,102	7,073
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041 (a)(h)(i)	9,123	9,066
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041 (a)(h)(i)	13,085	13,169
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (h)(i)	3,870	3,798
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (h)	4,224	3,497
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (a)(h)(i)	3,300	3,310
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.368% 3/15/2042 (a)(h)(i)	2,343	2,352
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.667% 3/15/2042 (a)(h)(i)	1,407	1,413
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.217% 3/15/2042 (a)(h)(i)	15,623	15,703
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.916% 3/15/2042 (a)(h)(i)	12,734	12,731
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 5.566% 5/15/2037 (a)(h)(i)	9,680	9,702
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.065% 5/15/2037 (a)(h)(i)	6,424	6,441
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(h)	1,230	1,226
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (a)(h)(i)	3,052	3,072
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (a)(h)(i)	7,596	7,682
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.551% 1/13/2040 (a)(h)(i)	500	511
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.901% 1/13/2040 (a)(h)(i)	25,854	26,554
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 5.875% 3/15/2042 (a)(h)(i)	15,000	15,028
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 6.475% 3/15/2042 (a)(h)(i)	23,700	23,754
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041 (a)(h)	1,000	955
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (a)(h)	1,750	1,476
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (a)(h)(i)	437	355
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.218% 11/15/2039 (a)(h)(i)	8,913	8,937
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 5.567% 11/15/2039 (a)(h)(i)	16,360	16,424
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 5.867% 11/15/2039 (a)(h)(i)	5,469	5,495
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.825% 3/10/2050 (a)(h)(i)	1,670	1,577
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2041 (a)(h)(i)	4,475	4,464
Manhattan West, Series 2020-1MW, Class C, 2.413% 9/10/2039 (a)(h)(i)	2,942	2,842
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (h)	2,236	2,159
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (h)(i)	992	970
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050 (h)	45	45
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.646% 11/15/2052 (h)(i)	5,130	4,640
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2056 (h)(i)	4,421	4,598
MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 6.869% 12/15/2056 (h)(i)	12,876	13,756
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.011% 12/15/2056 (h)(i)	2,469	2,615
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (30-day Average USD-SOFR + 3.364%) 6.992% 10/25/2049 (a)(h)(i)	998	1,008
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10, (30-day Average USD-SOFR + 3.864%) 7.492% 3/25/2050 (a)(h)(i)	7,374	7,495
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.628% 11/25/2053 (a)(h)(i)	8,261	8,508
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.128% 11/25/2053 (a)(h)(i)	25,780	29,550
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (a)(h)(i)	5,362	5,422
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (a)(h)(i)	11,575	11,749
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.728% 5/25/2055 (a)(h)(i)	12,046	12,272
Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 7.378% 1/25/2051 (a)(h)(i)	2,640	2,692
Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, (30-day Average USD-SOFR + 4.00%) 7.628% 11/25/2051 (a)(h)(i)	3,500	3,596
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 6.125% 2/10/2047 (a)(h)(i)	2,383	2,458
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.378% 2/10/2047 (a)(h)(i)	2,756	2,834
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (a)(h)(i)	8,095	8,034

27	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (a)(h)(i)	USD7,445	$7,412
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.42% 11/5/2038 (a)(h)(i)	17,168	17,107
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 5.517% 2/15/2042 (a)(h)(i)	6,755	6,774
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.067% 2/15/2042 (a)(h)(i)	5,297	5,320
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(h)	3,445	3,330
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (a)(h)	3,000	2,853
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (a)(h)	434	439
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.125% 9/15/2042 (a)(h)(i)	17,826	17,905
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.367% 5/15/2039 (a)(h)(i)	5,875	5,891
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.514%) 5.139% 5/15/2038 (1-month USD CME Term SOFR + 1.764% on 5/15/2027) (a)(b)(h)	23,809	23,814
SFO Commercial Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.489% 5/15/2038 (a)(h)(i)	1,774	1,774
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 5.789% 5/15/2038 (a)(h)(i)	2,905	2,903
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.225% 10/15/2041 (a)(h)(i)	5,518	5,542
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 5.575% 1/15/2039 (a)(h)(i)	15,398	15,383
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 6.325% 1/15/2039 (a)(h)(i)	10,693	10,677
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.267% 2/15/2042 (a)(h)(i)	8,505	8,439
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 6.966% 2/15/2042 (a)(h)(i)	7,000	6,941
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.349% 8/15/2050 (h)(i)	3,065	2,890
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (a)(h)(i)	5,526	5,455
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (h)(i)	6,158	6,138
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.416% 10/15/2050 (h)(i)	4,914	4,583
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (h)	2,808	2,686
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052 (h)	1,935	1,634
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (h)(i)	9,535	9,797
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.332% 11/15/2057 (h)(i)	1,448	1,470
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (h)(i)	1,722	1,768
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (h)(i)	3,084	3,138
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.872% 9/15/2058 (h)(i)	7	6
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.763% 1/15/2059 (h)(i)	2,966	2,872
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057 (h)(i)	2,901	2,803
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.414% 11/15/2027 (a)(h)(i)	12,892	12,928
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037 (a)(h)(i)	10,053	10,148
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (a)(h)(i)	4,452	4,494
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037 (a)(h)(i)	11,453	11,470
		1,701,149

Collateralized mortgage-backed obligations (privately originated) 1.51%
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (a)(h)(i)	750	696
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(h)(i)	102	96
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(h)(i)	1,135	1,033
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (a)(h)(i)	1,964	1,914
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (a)(h)(i)	1,289	1,264
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(h)(i)	1,103	1,085
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(h)(i)	7,848	7,682
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027) (a)(b)(h)	11,955	11,736
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (h)	166	165
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.142% 10/25/2039 (a)(h)(i)	16,421	16,527
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 6.992% 1/25/2040 (a)(h)(i)	4,700	4,754
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(h)	11,958	11,571
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.578% 6/25/2042 (a)(h)(i)	4,759	4,817

American Funds Multi-Sector Income Fund	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 8.842% 1/25/2050 (a)(h)(i)	USD3,920	$4,321
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 8.992% 1/25/2050 (a)(h)(i)	8,700	9,642
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.542% 2/25/2050 (a)(h)(i)	15,621	17,128
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.342% 3/25/2050 (a)(h)(i)	3,580	4,273
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.092% 6/25/2050 (a)(h)(i)	13,460	17,057
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 13.742% 7/25/2050 (a)(h)(i)	4,000	5,219
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.742% 8/25/2050 (a)(h)(i)	26,185	34,332
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.142% 9/25/2050 (a)(h)(i)	2,916	3,784
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.149% 10/25/2050 (a)(h)(i)	30,793	42,342
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.278% 12/25/2050 (a)(h)(i)	13,800	15,890
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(b)(h)	11,037	10,692
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (a)(h)(i)	8,300	8,377
IRV Trust, Series 2025-200P, Class B, 5.621% 3/14/2047 (a)(h)(i)	17,420	17,424
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (a)(h)(i)	13,577	13,587
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(h)	448	448
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(h)	1,521	1,524
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057 (a)(h)(i)	26	25
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(b)(h)	18,477	18,464
Progress Residential Trust, Series 2025-SFR1, Class D, 3.65% 2/17/2042 (a)(h)	8,706	8,117
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (a)(h)	5,966	5,762
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.024% 10/25/2055 (a)(h)(i)	10,829	10,867
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059 (a)(h)(i)	3,000	2,535
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(d)(e)	18,026	17,125
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040 (a)(h)	1,087	1,084
Verus Securitization Trust, Series 2024-1, Class B1, 7.909% 1/25/2069 (a)(h)(i)	2,260	2,280
VM Fund I, LLC 8.625% 1/15/2028 (a)	3,791	3,830
		339,469

Federal agency mortgage-backed obligations 0.60%
Fannie Mae Pool #DA5054 6.00% 11/1/2053 (h)	2,058	2,114
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (h)	5,246	5,370
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (h)	1,419	1,453
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (h)	1,086	1,112
Fannie Mae Pool #BU4711 6.00% 7/1/2054 (h)	701	717
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (h)	253	259
Fannie Mae Pool #DB8073 6.00% 7/1/2054 (h)	137	140
Fannie Mae Pool #DB4465 6.00% 8/1/2054 (h)	1,071	1,096
Fannie Mae Pool #DC0901 6.00% 8/1/2054 (h)	858	881
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (h)	658	674
Fannie Mae Pool #DB4440 6.00% 8/1/2054 (h)	299	306
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (h)	1,451	1,486
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (h)	680	696
Fannie Mae Pool #DC4916 6.00% 10/1/2054 (h)	1,494	1,530
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (h)	863	883
Fannie Mae Pool #DC6437 6.00% 11/1/2054 (h)	760	778
Fannie Mae Pool #DC6459 6.00% 11/1/2054 (h)	737	757
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (h)	716	733
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (h)	3,161	3,236
Fannie Mae Pool #DC7023 6.00% 12/1/2054 (h)	797	816
Fannie Mae Pool #MA5554 6.00% 12/1/2054 (h)	722	739
Fannie Mae Pool #DC8866 6.00% 12/1/2054 (h)	707	724
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (h)	654	670
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (h)	1,472	1,507
Fannie Mae Pool #DC8604 6.00% 1/1/2055 (h)	1,191	1,219
Fannie Mae Pool #BU5374 6.00% 1/1/2055 (h)	271	278

29	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DC9987 6.00% 1/1/2055 (h)	USD161	$165
Fannie Mae Pool #DD1766 6.00% 2/1/2055 (h)	2,289	2,343
Fannie Mae Pool #DD4308 6.00% 2/1/2055 (h)	794	814
Fannie Mae Pool #DD0756 6.00% 2/1/2055 (h)	757	778
Fannie Mae Pool #DC4824 6.00% 2/1/2055 (h)	184	189
Fannie Mae Pool #DD5558 6.00% 3/1/2055 (h)	767	785
Fannie Mae Pool #DD6396 6.00% 3/1/2055 (h)	706	723
Fannie Mae Pool #DD4905 6.00% 3/1/2055 (h)	268	274
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (h)	4,293	4,395
Fannie Mae Pool #DD9296 6.00% 4/1/2055 (h)	1,978	2,024
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (h)	1,403	1,436
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (h)	893	915
Fannie Mae Pool #DD6390 6.00% 4/1/2055 (h)	759	777
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (h)	580	595
Fannie Mae Pool #DD5311 6.00% 4/1/2055 (h)	435	446
Fannie Mae Pool #DC4756 6.00% 4/1/2055 (h)	33	34
Fannie Mae Pool #DD9268 6.00% 5/1/2055 (h)	924	946
Fannie Mae Pool #DC4816 6.00% 5/1/2055 (h)	881	907
Fannie Mae Pool #DD9841 6.00% 5/1/2055 (h)	848	868
Fannie Mae Pool #DD9150 6.00% 5/1/2055 (h)	715	732
Fannie Mae Pool #DE1532 6.00% 6/1/2055 (h)	2,693	2,756
Fannie Mae Pool #DC3397 6.00% 6/1/2055 (h)	1,041	1,066
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (h)	825	844
Fannie Mae Pool #DD9888 6.00% 6/1/2055 (h)	814	834
Fannie Mae Pool #DD6111 6.00% 6/1/2055 (h)	98	101
Fannie Mae Pool #DE5117 6.00% 7/1/2055 (h)	815	834
Fannie Mae Pool #DE4980 6.00% 7/1/2055 (h)	531	545
FARM Mortgage Trust, Series 2024-1, Class B, 5.084% 10/1/2053 (a)(h)(i)	3,986	3,528
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (a)(h)(i)	2,794	2,492
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(h)(i)	25,702	25,620
Freddie Mac Pool #QJ0957 6.00% 7/1/2054 (h)	809	828
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (h)	115	118
Freddie Mac Pool #QJ1163 6.00% 8/1/2054 (h)	114	117
Freddie Mac Pool #QJ3734 6.00% 9/1/2054 (h)	1,368	1,400
Freddie Mac Pool #QJ3870 6.00% 9/1/2054 (h)	1,335	1,368
Freddie Mac Pool #QJ4536 6.00% 9/1/2054 (h)	1,011	1,038
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (h)	806	826
Freddie Mac Pool #QJ3295 6.00% 9/1/2054 (h)	256	263
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (h)	1,378	1,411
Freddie Mac Pool #QJ7053 6.00% 10/1/2054 (h)	786	804
Freddie Mac Pool #QJ6718 6.00% 10/1/2054 (h)	590	604
Freddie Mac Pool #RJ3596 6.00% 11/1/2054 (h)	2,659	2,723
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (h)	679	695
Freddie Mac Pool #RJ3446 6.00% 11/1/2054 (h)	280	287
Freddie Mac Pool #QJ7363 6.00% 11/1/2054 (h)	83	85
Freddie Mac Pool #QX2195 6.00% 12/1/2054 (h)	1,650	1,690
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (h)	188	193
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (h)	2,647	2,709
Freddie Mac Pool #QX3614 6.00% 1/1/2055 (h)	1,270	1,300
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (h)	3,272	3,289
Freddie Mac Pool #QX5767 6.00% 2/1/2055 (h)	2,434	2,498
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	713	730
Freddie Mac Pool #QX8448 6.00% 2/1/2055 (h)	367	376
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (h)	568	582
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (h)	1,643	1,682
Freddie Mac Pool #RJ4422 6.00% 4/1/2055 (h)	1,641	1,680
Freddie Mac Pool #QY0860 6.00% 4/1/2055 (h)	1,422	1,456
Freddie Mac Pool #QY1233 6.00% 4/1/2055 (h)	907	929
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (h)	764	784
Freddie Mac Pool #QY0236 6.00% 4/1/2055 (h)	685	701
Freddie Mac Pool #QY3669 6.00% 4/1/2055 (h)	519	532
Freddie Mac Pool #QX9257 6.00% 4/1/2055 (h)	411	421
Freddie Mac Pool #QY0962 6.00% 4/1/2055 (h)	222	227
Freddie Mac Pool #QY3388 6.00% 4/1/2055 (h)	172	176
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (h)	1,481	1,488
Freddie Mac Pool #QY2321 5.50% 5/1/2055 (h)	79	79

American Funds Multi-Sector Income Fund	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QY1975 6.00% 5/1/2055 (h)	USD1,753	$1,802
Freddie Mac Pool #QY2761 6.00% 5/1/2055 (h)	846	866
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (h)	796	815
Freddie Mac Pool #QY3770 6.00% 5/1/2055 (h)	735	753
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (h)	726	743
Freddie Mac Pool #QY5512 6.00% 5/1/2055 (h)	712	729
Freddie Mac Pool #QY6174 6.00% 6/1/2055 (h)	689	706
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (h)(j)	1,148	1,152
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (h)(j)	2,369	2,373
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (h)(j)	1,261	1,285
		136,253
Total mortgage-backed obligations		2,176,871
Bonds & notes of governments & government agencies outside the U.S. 6.06%
Mexico 1.02%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	53,035	53,316
United Mexican States 3.75% 1/11/2028	10,577	10,466
United Mexican States 4.75% 4/27/2032	20,425	19,606
United Mexican States 5.85% 7/2/2032	3,258	3,294
United Mexican States 5.375% 3/22/2033	6,905	6,771
United Mexican States 6.35% 2/9/2035	3,500	3,584
United Mexican States 5.625% 9/22/2035	5,943	5,786
United Mexican States 6.00% 5/7/2036	9,400	9,392
United Mexican States 6.875% 5/13/2037	14,035	14,741
United Mexican States 6.25% 8/27/2037	47,355	47,416
United Mexican States 6.625% 1/29/2038	27,900	28,625
United Mexican States 6.125% 2/9/2038	10,519	10,332
United Mexican States 4.75% 3/8/2044	200	161
United Mexican States 5.00% 4/27/2051	1,200	950
United Mexican States 6.338% 5/4/2053	6,670	6,265
United Mexican States 7.375% 5/13/2055	7,385	7,845
United Mexican States 3.75% 4/19/2071	3,250	1,875
		230,425

Colombia 0.55%
Colombia (Republic of) 5.375% 1/21/2029	30,825	30,769
Colombia (Republic of) 4.50% 3/15/2029	5,216	5,083
Colombia (Republic of) 3.00% 1/30/2030	17,698	16,172
Colombia (Republic of) 6.125% 1/21/2031	12,215	12,349
Colombia (Republic of) 3.25% 4/22/2032	10,375	9,016
Colombia (Republic of) 8.00% 4/20/2033	22,925	25,149
Colombia (Republic of) 7.50% 2/2/2034	11,059	11,833
Colombia (Republic of) 7.75% 11/7/2036	13,348	14,579
		124,950

Saudi Arabia 0.32%
Saudi Arabia (Kingdom of) 2.25% 5/17/2031	20,000	17,748
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	7,745	7,755
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (a)	5,800	6,006
Saudi Arabia (Kingdom of) 4.875% 9/9/2035 (a)	4,000	3,938
Saudi Arabia (Kingdom of) 5.00% 1/18/2053 (a)	10,730	9,269
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	15,615	15,075
Saudi Arabia (Kingdom of) 5.875% 1/12/2056 (a)	12,991	12,658
		72,449

Egypt 0.30%
Egypt (Arab Republic of) 5.80% 9/30/2027	2,920	2,925
Egypt (Arab Republic of) 7.60% 3/1/2029	1,075	1,111
Egypt (Arab Republic of) 5.875% 2/16/2031	4,864	4,752
Egypt (Arab Republic of) 5.875% 2/16/2031 (a)	1,830	1,788
Egypt (Arab Republic of) 7.625% 5/29/2032 (a)	2,100	2,155

31	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Egypt (continued)
Egypt (Arab Republic of) 7.625% 5/29/2032	USD1,500	$1,540
Egypt (Arab Republic of) 9.45% 2/4/2033 (a)	4,800	5,337
Egypt (Arab Republic of) 7.625% 5/20/2034 (a)	8,000	8,088
Egypt (Arab Republic of) 8.50% 1/31/2047	1,805	1,772
Egypt (Arab Republic of) 7.903% 2/21/2048	940	864
Egypt (Arab Republic of) 8.70% 3/1/2049	2,810	2,778
Egypt (Arab Republic of) 8.75% 9/30/2051	7,260	7,200
Egypt (Arab Republic of) 8.15% 11/20/2059	13,170	12,185
Egypt (Arab Republic of) 7.50% 2/16/2061	17,025	14,744
		67,239

Peru 0.29%
Peru (Republic of) 2.783% 1/23/2031	1,200	1,109
Peru (Republic of) 8.75% 11/21/2033	2,000	2,445
Peru (Republic of) 3.00% 1/15/2034	16,830	14,600
Peru (Republic of) 5.50% 3/30/2036	17,377	17,571
Peru (Republic of) 6.55% 3/14/2037	9,195	10,090
Peru (Republic of) 3.55% 3/10/2051	1,200	845
Peru (Republic of) 5.875% 8/8/2054	4,625	4,617
Peru (Republic of) 2.78% 12/1/2060	14,904	8,173
Peru (Republic of) 3.60% 1/15/2072	8,000	5,112
		64,562

Turkey 0.28%
Turkey (Republic of) 7.125% 7/17/2032	2,000	2,054
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	29,280	28,728
Turkey (Republic of), Series 12Y, 6.50% 9/20/2033	11,615	11,472
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	27,295	20,771
		63,025

Brazil 0.27%
Brazil (Federative Republic of) 5.50% 11/6/2030	2,000	2,019
Brazil (Federative Republic of) 6.25% 5/22/2036	49,500	49,054
Brazil (Federative Republic of) 4.75% 1/14/2050	2,583	1,917
Brazil (Federative Republic of) 7.25% 1/12/2056	6,997	7,044
		60,034

Romania 0.22%
Romania (Republic of) 5.375% 3/22/2031	EUR17,525	20,777
Romania (Republic of) 2.00% 1/28/2032	7,260	7,215
Romania (Republic of) 2.00% 4/14/2033	2,635	2,486
Romania (Republic of) 6.375% 1/30/2034 (a)	USD12,288	12,454
Romania (Republic of) 6.375% 1/30/2034	5,750	5,828
Romania (Republic of) 3.50% 4/3/2034	EUR30	31
		48,791

Philippines 0.21%
Philippines (Republic of) 5.00% 1/27/2036	USD41,217	40,446
Philippines (Republic of) 2.95% 5/5/2045	6,287	4,290
Philippines (Republic of) 4.20% 3/29/2047	4,000	3,251
		47,987

Republic of Angola 0.21%
Angola (Republic of) 8.00% 11/26/2029	17,342	17,660
Angola (Republic of) 8.75% 4/14/2032	25,646	25,909
Angola (Republic of) 9.375% 3/31/2033 (a)	1,000	1,025
Angola (Republic of) 9.875% 3/31/2037 (a)	2,825	2,918
		47,512

American Funds Multi-Sector Income Fund	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

South Africa 0.20%
South Africa (Republic of) 4.30% 10/12/2028	USD10,560	$10,439
South Africa (Republic of) 5.875% 6/22/2030	4,000	4,098
South Africa (Republic of) 5.875% 4/20/2032	6,000	6,151
South Africa (Republic of) 6.125% 12/11/2037 (a)	2,610	2,569
South Africa (Republic of) 6.25% 3/8/2041	4,650	4,467
South Africa (Republic of) 5.65% 9/27/2047	10,285	8,731
South Africa (Republic of) 7.25% 12/11/2055	8,500	8,497
		44,952

United Arab Emirates 0.18%
Abu Dhabi (Emirate of) 3.875% 4/16/2050	36,585	28,249
Abu Dhabi (Emirate of) 5.50% 4/30/2054	3,100	3,047
Abu Dhabi Developmental Holding Co. P.J.S.C. 5.00% 5/6/2035 (a)	4,000	3,942
Sharjah (Emirate of) 5.433% 4/17/2035 (a)	5,455	5,506
		40,744

Panama 0.17%
Panama (Republic of) 3.16% 1/23/2030	400	377
Panama (Republic of) 2.252% 9/29/2032	15,775	13,259
Panama (Republic of) 6.875% 1/31/2036	6,897	7,539
Panama (Republic of) 8.00% 3/1/2038	5,727	6,738
Panama (Republic of) 4.50% 4/16/2050	7,583	6,089
Panama (Republic of) 4.50% 4/1/2056	4,688	3,670
		37,672

Federal Republic of Nigeria 0.16%
Nigeria (Republic of) 7.875% 2/16/2032	26,295	27,472
Nigeria (Republic of) 8.25% 9/28/2051	7,500	7,663
		35,135

Poland 0.14%
Poland (Republic of) 5.375% 2/12/2035	3,500	3,579
Poland (Republic of) 5.375% 4/14/2036	3,420	3,452
Poland (Republic of) 5.50% 4/4/2053	12,300	11,667
Poland (Republic of) 5.50% 3/18/2054	2,905	2,753
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	10,360	10,328
		31,779

Senegal 0.14%
Senegal (Republic of) 4.75% 3/13/2028	EUR4,903	3,088
Senegal (Republic of) 4.75% 3/13/2028	1,000	630
Senegal (Republic of) 6.25% 5/23/2033	USD1,100	588
Senegal (Republic of) 5.375% 6/8/2037	EUR4,625	2,791
Senegal (Republic of) 6.75% 3/13/2048	USD47,135	24,569
		31,666

Hungary 0.14%
Hungary (Republic of) 4.00% 7/25/2029	EUR1,800	2,107
Hungary (Republic of) 6.25% 9/22/2032 (a)	USD4,500	4,762
Hungary (Republic of) 4.50% 6/16/2034	EUR2,905	3,479
Hungary (Republic of) 6.00% 9/26/2035	USD3,750	3,904
Hungary (Republic of) 6.00% 9/26/2035 (a)	3,145	3,274
Hungary (Republic of) 4.875% 3/25/2038	EUR3,209	3,868
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD8,710	8,975
		30,369

33	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Dominican Republic 0.13%
Dominican Republic 5.30% 1/21/2041 (a)	USD412	$371
Dominican Republic (Government of) 4.50% 1/30/2030	7,978	7,711
Dominican Republic (Government of) 4.50% 1/30/2030 (a)	5,604	5,417
Dominican Republic (Government of) 7.05% 2/3/2031 (a)	1,850	1,949
Dominican Republic (Government of) 4.875% 9/23/2032	6,775	6,449
Dominican Republic (Government of) 5.30% 1/21/2041	1,276	1,151
Dominican Republic (Government of) 5.875% 1/30/2060	8,072	7,148
		30,196

Indonesia 0.10%
Indonesia (Republic of) 6.625% 2/17/2037	19,650	21,396

Morocco 0.09%
Morocco (Kingdom of) 5.95% 3/8/2028	6,100	6,203
Morocco (Kingdom of) 3.875% 4/2/2029	EUR3,250	3,741
Morocco (Kingdom of) 4.75% 4/2/2035	9,500	11,062
		21,006

Chile 0.08%
Chile (Republic of) 4.35% 4/13/2031	USD1,670	1,643
Chile (Republic of) 2.55% 1/27/2032	10,000	8,910
Chile (Republic of) 3.10% 5/7/2041	10,485	8,050
		18,603

Argentina 0.08%
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (b)	8,131	7,217
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (b)	14,022	11,239
		18,456

Mozambique 0.08%
Mozambique (Republic of) 9.00% 9/15/2031	20,675	18,289

Honduras 0.08%
Honduras (Republic of) 6.25% 1/19/2027	17,163	17,306

India 0.06%
Export-Import Bank of India 3.25% 1/15/2030	10,745	10,193
Export-Import Bank of India 5.00% 1/12/2036 (a)	4,000	3,934
		14,127

Gabon 0.06%
Gabonese (Republic of) 7.00% 11/24/2031	10,000	8,548
Gabonese (Republic of) 7.00% 11/24/2031 (a)	6,000	5,129
		13,677

Venezuela, Bolivarian Republic of 0.06%
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (d)	17,353	7,896
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027 (d)	7,765	3,834
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028 (d)	3,882	1,873
		13,603

Ecuador 0.05%
Ecuador (Republic of) 8.75% 1/29/2034 (a)	11,805	11,935

American Funds Multi-Sector Income Fund	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Republic of Cote d’Ivoire 0.04%
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR3,000	$3,475
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	3,250	3,673
Cote d’Ivoire (Republic of) 6.125% 6/15/2033	USD1,000	994
Cote d’Ivoire (Republic of) 8.075% 4/1/2036 (a)	1,000	1,096
		9,238

Lebanon 0.04%
Lebanon (Republic of) 7.00% 3/20/2028 (d)	3,902	983
Lebanon (Republic of) 6.65% 11/3/2028 (d)	7,805	1,962
Lebanon (Republic of) 7.15% 11/20/2031 (d)	3,903	993
Lebanon (Republic of) 7.05% 11/2/2035 (d)	7,805	2,027
Lebanon (Republic of), Series 15Y, 6.75% 11/29/2027 (d)	3,540	887
Lebanon (Republic of), Series 15Y, 7.00% 4/22/2031 (d)	7,805	1,996
		8,848

Benin 0.04%
Benin (Republic of) 7.96% 2/13/2038 (a)	8,000	8,513

Albania 0.04%
Albania (Republic of) 5.90% 6/9/2028	EUR4,160	4,980
Albania (Republic of) 4.75% 2/14/2035	2,635	3,052
		8,032

Republic of Costa Rica 0.03%
Costa Rica (Republic of) 6.125% 2/19/2031	USD4,228	4,374
Costa Rica (Republic of) 6.125% 2/19/2031 (a)	1,700	1,758
Costa Rica (Republic of) 7.00% 4/4/2044	1,200	1,313
		7,445

Kazakhstan 0.03%
Kazakhstan (Republic of) 5.50% 7/1/2037 (a)	3,700	3,789
Kazakhstan (Republic of) 4.875% 10/14/2044	3,200	2,928
		6,717

Paraguay 0.03%
Paraguay (Republic of) 2.739% 1/29/2033	6,775	6,021

Sri Lanka 0.03%
Sri Lanka (Democratic Socialist Republic of) 4.00% 4/15/2028 (a)	548	530
Sri Lanka (Democratic Socialist Republic of) 3.10% 1/15/2030 (3.35% on 7/15/2027) (a)(b)	806	824
Sri Lanka (Democratic Socialist Republic of) 3.35% 3/15/2033 (3.60% on 9/15/2027) (a)(b)	1,532	1,476
Sri Lanka (Democratic Socialist Republic of) 3.60% 6/15/2035 (5.10% on 12/15/2027) (a)(b)	1,068	893
Sri Lanka (Democratic Socialist Republic of) 3.60% 5/15/2036 (3.85% on 11/15/2027) (a)(b)	741	746
Sri Lanka (Democratic Socialist Republic of) 3.60% 2/15/2038 (3.85% on 8/15/2027) (a)(b)	1,433	1,450
		5,919

Bulgaria 0.02%
Bulgaria (Republic of), Series 13Y, 3.50% 5/7/2034	EUR4,000	4,558

Hashemite Kingdom of Jordan 0.02%
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027 (a)	USD4,495	4,528

Lithuania 0.02%
Lithuania (Republic of) 4.25% 9/10/2045	EUR3,500	3,984

35	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Republic of Kenya 0.01%
Kenya (Republic of) 8.00% 5/22/2032	USD1,342	$1,380
Kenya (Republic of) 9.50% 3/5/2036 (a)	1,285	1,368
Kenya (Republic of) 8.25% 2/28/2048	200	193
		2,941

Zambia 0.01%
Zambia (Republic of) 5.75% 6/30/2033 (7.50% on 6/30/2031) (b)	2,954	2,917

Mongolia 0.01%
Mongolia (State of) 5.95% 3/9/2032 (a)	2,595	2,606

Bosnia-Herzegovina 0.01%
Republika Srpska 6.25% 4/2/2031	EUR2,205	2,555

Macedonia 0.01%
North Macedonia (Republic of) 4.75% 1/21/2034	2,008	2,287
Total bonds & notes of governments & government agencies outside the U.S.		1,364,994
Asset-backed obligations 5.32%
Auto loan 2.02%
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (a)(h)	USD3,800	3,865
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (a)(h)	7,640	7,652
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (a)(h)	9,514	9,918
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (a)(h)	9,514	9,891
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (a)(h)	4,584	4,732
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (a)(h)	7,049	7,267
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(h)	184	183
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (a)(h)	2,667	2,662
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028 (a)(h)	9,063	9,141
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-1A, Class D, 6.36% 8/21/2028 (a)(h)	12,941	12,983
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(h)	1,879	1,902
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(h)	1,994	2,018
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(h)	5,007	5,091
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1A, Class D, 7.20% 6/20/2030 (a)(h)	5,280	5,346
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-4A, Class D, 7.67% 12/20/2032 (a)(h)	973	988
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030 (a)(h)	1,622	1,631
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (a)(h)	8,000	8,532
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(h)	3,100	3,219
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(h)	3,875	4,025
CPS Auto Receivables Trust, Series 2025-C, Class E, 6.59% 2/15/2033 (a)(h)	5,371	5,350
CPS Auto Receivables Trust, Series 2026-A, Class E, 6.66% 8/15/2033 (a)(h)	5,182	5,088
CPS Auto Trust, Series 2025-D, Class D, 5.45% 2/17/2032 (a)(h)	2,485	2,495
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033 (a)(h)	9,355	9,420
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (a)(h)	3,795	3,814
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (a)(h)	4,374	4,447
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(h)	3,200	3,195
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A, 4.65% 4/15/2036 (a)(h)	3,014	3,001
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class B, 4.96% 6/16/2036 (a)(h)	3,407	3,380
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class C, 5.28% 8/15/2036 (a)(h)	2,246	2,228
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (a)(h)	9,863	10,682
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(h)	4,243	4,570
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(h)	12,466	13,411
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(h)	18,459	19,680
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(h)	29,214	31,271
Exeter Automobile Receivables Trust, Series 2024-1A, Class E, 7.89% 8/15/2031 (a)(h)	10,258	10,626
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (h)	5,538	5,516
Exeter Select Automobile Receivables Trust, Series 2026-1, Class N, 6.87% 6/15/2034 (a)(h)	4,230	4,223
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(h)	3,100	3,280
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(h)	6,660	7,083
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(h)	4,227	4,402
GLS Auto Receivables Trust, Series 2026-2A, Class D, 5.38% 1/15/2032 (a)(h)	10,317	10,318

American Funds Multi-Sector Income Fund	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(h)	USD6,554	$6,600
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028 (a)(h)	9,680	9,755
Hertz Vehicle Financing III, LLC, Series 2023-3, Class D, 9.43% 2/25/2028 (a)(h)	1,000	1,012
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(h)	9,556	9,437
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030 (a)(h)	7,512	7,724
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030 (a)(h)	4,777	4,938
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class C, 6.45% 11/25/2030 (a)(h)	4,366	4,380
Hertz Vehicle Financing III, LLC, Series 2026-1A, Class D, 7.91% 11/25/2030 (a)(h)	1,521	1,525
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class C, 6.76% 11/25/2032 (a)(h)	3,419	3,437
Hertz Vehicle Financing III, LLC, Series 2026-2A, Class D, 8.60% 11/25/2032 (a)(h)	1,701	1,714
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(h)	826	820
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027 (a)(h)	32,490	32,270
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(h)	3,625	3,723
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(h)	6,596	6,597
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(h)	2,828	2,843
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (a)(h)	1,500	1,562
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(h)	7,661	7,678
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(h)	2,621	2,650
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (a)(h)	2,263	2,271
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (a)(h)	5,026	5,032
Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88% 5/15/2030 (a)(h)	1,500	1,486
Prestige Auto Receivables Trust, Series 2023-2, Class E, 9.90% 11/15/2030 (a)(h)	10,170	9,983
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(h)	4,598	4,614
Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75% 11/17/2031 (a)(h)	2,370	2,301
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (a)(h)	4,194	4,206
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (a)(h)	20,570	20,471
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (h)	6,100	6,076
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(h)	4,906	4,891
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(h)	8,945	9,033
Westlake Automobile Receivables Trust, Series 2026-1A, Class D, 4.75% 7/15/2031 (a)(h)	8,894	8,786
		456,341

Other asset-backed securities 1.56%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(h)	567	568
ACHD Trust, Series 2025-DS1, Class B, 9.38% 1/9/2034 (a)(h)	600	606
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (a)(h)	7,867	7,963
ALLO Issuer, LLC, Series 2026-1A, Class B, 6.046% 6/20/2056 (a)(h)	948	958
ALLO Issuer, LLC, Series 2026-1A, Class C, 7.456% 6/20/2056 (a)(h)	4,790	4,840
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(h)	1,784	1,772
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(h)	1,736	1,710
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (a)(h)	4,038	4,058
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (a)(h)	1,925	1,932
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (a)(h)	186	187
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(h)	418	423
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (a)(h)	5,495	5,475
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(h)	1,977	1,864
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(h)	7,103	7,133
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(h)	14,099	13,919
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(h)	544	543
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(h)	300	248
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(h)	533	424
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(h)	13,622	13,670
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(h)	18,610	18,704
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (a)(h)	1,114	1,130
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (a)(h)	450	467
Cherry Securitization Trust, Series 2026-1A, Class A, 5.43% 1/17/2034 (a)(h)	3,624	3,640
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (a)(h)	116	109
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (a)(h)	153	144
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(h)	5,388	5,388
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(h)	4,142	4,181
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class C, 10.16% 1/20/2031 (a)(h)	1,824	1,912
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(h)	67	62
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(h)	2,224	2,236
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(h)	10,298	10,230
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (a)(h)	3,058	3,062

37	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class B, 6.417% 6/15/2051 (a)(h)	USD2,757	$2,758
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (a)(h)	68	64
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(h)	1,658	1,500
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(h)	12,050	11,996
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041 (a)(h)	920	854
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(h)	26,209	26,215
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (a)(h)	8,414	8,359
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(h)	158	154
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (a)(h)	183	176
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(h)	376	349
Kinetic ABS Issuer, LLC, Series 2026-2A, Class B, 6.224% 6/25/2058 (a)(h)	4,045	4,101
Kinetic ABS Issuer, LLC, Series 2026-2A, Class C, 7.536% 6/25/2058 (a)(h)	14,115	14,262
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (a)(h)	6,923	6,892
MAPS Trust, Series 2026-2A, Class B, 6.352% 6/15/2051 (a)(h)	930	931
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (a)(h)	10,357	10,214
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(h)	2,821	2,835
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(h)	5,653	4,673
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(h)	5,500	3,367
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (a)(h)	1,385	1,385
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (a)(h)	25,138	24,544
OHS Issuer, LLC, Series 2026-1A, Class B, 8.35% 2/25/2061 (a)(h)	14,158	13,870
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031 (a)(h)	237	235
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031 (a)(h)	94	93
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (a)(h)	2,576	2,663
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (a)(h)	26,803	26,584
OWN Equipment Fund III, Series 2025-2M, Class B, 6.49% 3/27/2034 (a)(h)	1,274	1,280
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(h)	570	585
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (a)(h)	678	676
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (a)(h)	4,689	4,660
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(h)	2,299	2,283
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(h)	250	246
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (a)(h)	7,031	6,943
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(h)	996	1,005
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (a)(h)	2,676	2,617
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (a)(h)	1,811	1,774
SCF Equipment Trust, LLC, Series 2025-2A, Class E, 6.21% 6/20/2036 (a)(h)	4,000	3,927
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045 (a)(h)	1,304	1,257
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (a)(h)	212	200
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(h)	211	198
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(h)	5,895	5,864
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)(h)	8,767	8,719
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045 (a)(h)	754	732
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(h)	1,231	1,119
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (a)(h)	225	215
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(h)	1,949	1,799
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (a)(h)	2,849	2,827
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (a)(h)	3,056	3,021
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(h)	854	847
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(h)	2,606	2,590
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (a)(h)	4,000	4,053
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (a)(h)	4,000	4,056
		352,125

Collateralized loan obligations 0.73%
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.525% 10/20/2034 (a)(h)(i)	3,685	3,696
Ares LXII CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.737% 1/25/2034 (a)(h)(i)	3,770	3,769
Ares LXV CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.517% 7/25/2034 (a)(h)(i)	6,341	6,350
Battalion CLO XII, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.249% 5/17/2031 (a)(h)(i)	13,890	13,936
BlueMountain CLO XXXI, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.775% 4/19/2034 (a)(h)(i)	821	822
Fortress Credit BSL IX, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.375% 10/20/2033 (a)(h)(i)	8,616	8,623

American Funds Multi-Sector Income Fund	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Fortress Credit BSL XVIII, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.516% 4/23/2036 (a)(h)(i)	USD7,465	$7,470
Fortress Credit BSL XX, Ltd., CLO, Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.416% 1/23/2037 (a)(h)(i)	2,324	2,316
Galaxy 33 CLO, Ltd., Series 2024-33A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.373% 4/20/2037 (a)(h)(i)	9,654	9,684
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.423% 1/15/2037 (a)(h)(i)	3,450	3,444
Kennedy Lewis CLO, Ltd., Series 7A, Class CRR, (3-month USD CME Term SOFR + 2.00%) 5.661% 4/22/2037 (a)(h)(i)	6,985	7,002
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II, Ltd., Series 2024-2A, Class BR, (3-month USD CME Term SOFR + 1.80%) 5.475% 4/20/2038 (a)(h)(i)	8,173	8,190
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II, Ltd., Series 2024-2A, Class CR, (3-month USD CME Term SOFR + 2.20%) 5.875% 4/20/2038 (a)(h)(i)	4,682	4,703
Ocean Trails CLO XI, Ltd., Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.775% 7/20/2034 (a)(h)(i)	5,500	5,273
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.173% 1/15/2033 (a)(h)(i)	9,700	9,701
Sound Point CLO XXXIII, Ltd., Series 2022-1A, Class BR, (3-month USD CME Term SOFR + 1.75%) 5.417% 4/20/2035 (a)(h)(i)	7,468	7,483
Steele Creek CLO, Ltd., Series 2019-2A, Class CRR, (3-month USD CME Term SOFR + 1.80%) 5.473% 7/15/2032 (a)(h)(i)	12,807	12,774
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 6.473% 7/15/2032 (a)(h)(i)	8,918	8,793
Symphony CLO Ltd., Series 2023-30AR, Class D1R2, (3-month USD CME Term SOFR + 3.40%) 3.728% 10/20/2037 (a)(h)(i)	4,097	4,101
Symphony CLO XXVIII, Ltd., Series 2021-28A, Class DR, (3-month USD CME Term SOFR + 2.85%) 6.516% 1/23/2036 (a)(h)(i)	1,000	997
Trinitas CLO XII, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.217% 4/25/2033 (a)(h)(i)	8,127	8,131
Trinitas CLO XII, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.467% 4/25/2033 (a)(h)(i)	2,350	2,342
Trinitas CLO XVII, Ltd., Series 2021-17A, Class B1R, (3-month USD CME Term SOFR + 1.65%) 5.325% 10/20/2034 (a)(h)(i)	15,159	15,168
Trinitas CLO XVII, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.675% 10/20/2034 (a)(h)(i)	3,595	3,600
Vibrant CLO IX-R, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 5.495% 4/20/2037 (a)(h)(i)	3,804	3,754
Wind River CLO, Ltd., Series 2022-1AR, Class CRR, (3-month USD CME Term SOFR + 2.05%) 5.688% 7/20/2035 (a)(h)(i)	2,720	2,721
		164,843

Credit card 0.64%
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (a)(h)	18,390	18,433
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (a)(h)	13,450	13,538
Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029 (a)(h)	14,800	14,946
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(h)	957	960
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(h)	1,598	1,592
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (a)(h)	1,238	1,234
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (a)(h)	1,492	1,487
Imprint Payments Credit Card Master Trust, Series 2025-A, Class E, 8.30% 9/15/2029 (a)(h)	4,050	4,051
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07% 6/21/2032 (a)(h)	17,272	17,292
Mission Lane Credit Card Master Trust, Series 2025-A, Class D, 8.89% 5/15/2030 (a)(h)	4,000	4,025
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(h)	3,601	3,594
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(h)	4,503	4,497
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(h)	3,021	3,014
Mission Lane Credit Card Master Trust, Series 2025-C, Class F, 10.55% 12/16/2030 (a)(h)	6,157	6,088
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(h)	20,333	20,308
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(h)	1,658	1,654
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(h)	1,139	1,133
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(h)	1,143	1,128
Mission Lane Credit Card Master Trust, Series 2025-B, Class E, 8.08% 9/15/2031 (a)(h)	6,935	6,861
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (a)(h)	7,000	6,961
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (a)(h)	6,201	6,175

39	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.34% 7/15/2032 (a)(h)	USD1,562	$1,559
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (a)(h)	2,665	2,669
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (a)(h)	1,258	1,265
		144,464

Student loan 0.35%
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (a)(h)	2,571	2,578
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (a)(h)	2,785	2,790
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (a)(h)	2,289	2,294
Nelnet Student Loan Trust, Series 2026-A, Class B, 4.78% 2/21/2061 (a)(h)	2,343	2,313
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (a)(h)	1,889	1,675
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(h)	173	159
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(h)	3,879	3,441
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(h)	3,094	2,743
SMB Private Education Loan Trust, Series 2025-B, Class C, 5.49% 3/17/2053 (a)(h)	2,255	2,208
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053 (a)(h)	10,604	10,657
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (a)(h)	731	698
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055 (a)(h)	5,553	5,532
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(h)	11,727	11,174
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(h)	20,325	20,773
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (a)(h)	9,854	9,966
		79,001

Private issue collateralized mortgage-backed obligations 0.02%
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (a)(b)(h)	1,945	1,955
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (a)(b)(h)	1,578	1,585
		3,540
Total asset-backed obligations		1,200,314
Loans 1.78%
Information technology 0.39%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (i)(k)	3,218	3,287
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (i)(k)	16,269	15,036
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (i)(k)	6,975	4,278
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (i)(k)	36,458	31,799
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (i)(k)	8,811	8,866
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (i)(k)	24,288	24,447
		87,713

Industrials 0.35%
Apple Bidco, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.144% 9/23/2031 (i)(k)	3,699	3,706
Avis Budget Car Rental, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.144% 7/16/2032 (i)(k)	990	989
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (i)(k)	4,467	4,422
Cornerstone Building Brands, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.35%) 7.014% 4/12/2028 (i)(k)	139	86
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (i)(k)	76,970	69,722
TransDigm, Inc., Term Loan N, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.144% 2/13/2033 (i)(k)	1,000	1,001
		79,926

Communication services 0.27%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (i)(k)	14,584	14,638
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (i)(k)	22,475	21,149
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (g)(k)	71	14
Discovery Global Holdings, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.144% 6/03/2033 (i)(k)	2,457	2,460

American Funds Multi-Sector Income Fund	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Communication services (continued)
Gray Television, Inc., Term Loan D, First Lien, (3-month USD CME Term SOFR + 3.114%) 6.735% 12/1/2028 (i)(k)	USD19,257	$19,284
Ligado Networks, LLC, DIP Term Loan, First Lien, 17.50% PIK 12/31/2027 (e)(g)(k)	700	700
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (i)(k)	2,000	2,009
		60,254

Health care 0.18%
1261229 B.C., Ltd., Term Loan B, First Lien, (1-month USD CME Term SOFR + 6.25%) 9.894% 10/8/2030 (i)(k)	997	970
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (i)(k)	17,604	16,689
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (i)(k)	24,038	24,094
		41,753

Consumer staples 0.16%
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (i)(k)	2,913	2,862
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (i)(k)	26,514	26,625
United Natural Foods, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.644% 5/1/2031 (i)(k)	5,850	5,908
		35,395

Financials 0.15%
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (i)(k)	10,530	10,060
Aretec Group, Inc., Term Loan B-4, First Lien, (1-month USD CME Term SOFR + 3.00%) 6.644% 8/9/2030 (i)(k)	995	994
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (i)(k)	18,840	18,464
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (i)(k)	3,314	3,315
Osaic Holdings, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.232% 7/30/2032 (i)(k)	1,995	1,972
		34,805

Consumer discretionary 0.13%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (e)(i)(k)	4,292	4,292
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (e)(g)(i)(k)	4,116	4,116
Belron Finance 2019, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.00%) 5.657% 10/16/2031 (i)(k)	9,943	9,947
First Student Bidco, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.982% 8/15/2030 (i)(k)	509	510
Hertz Corp. (The), Term Loan C, First Lien, (1-month USD CME Term SOFR + 3.76161%) 7.425% 6/30/2028 (i)(k)	894	638
Hertz Corp. (The), Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.762%) 7.425% 6/30/2028 (i)(k)	4,524	3,229
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (i)(k)	6,070	6,078
		28,810

Materials 0.05%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (i)(k)	9,421	9,163
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (e)(g)(i)(k)	971	835
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (e)(g)(i)(k)	982	845
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (d)(e)(g)(i)(k)	2,013	— (f)
		10,843

41	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Utilities 0.05%
MI Windows and Doors, LLC, Term Loan B3, First Lien, (3-month USD CME Term SOFR + 2.75%) 6.394% 3/28/2031 (i)(k)	USD4,679	$4,626
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (i)(k)	4,332	4,314
Talen Energy Supply, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.00%) 5.644% 11/25/2032 (i)(k)	1,318	1,311
		10,251

Asset backed obligations 0.04%
Amergin Asset Management, LLC, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.146% 11/21/2027 (a)(e)(i)(k)	8,077	8,047

Municipals 0.01%
AM Bidco Operations, LLC, Term Loan, First Lien, 8.50% PIK 10/21/2027 (e)(g)(k)	5,287	2,748

Energy 0.00%
New Fortress Energy, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (d)(i)(k)	921	551
Total loans		401,096
U.S. Treasury bonds & notes 1.34%
U.S. Treasury 1.34%
U.S. Treasury 4.125% 6/30/2028	16,535	16,526
U.S. Treasury 4.125% 6/15/2029 (l)	60,430	60,381
U.S. Treasury 4.25% 6/30/2029	1,937	1,942
U.S. Treasury 4.25% 1/31/2030	5,000	5,011
U.S. Treasury 4.125% 6/30/2031	47,347	47,183
U.S. Treasury 4.375% 5/15/2034	208	208
U.S. Treasury 4.25% 11/15/2034	6,969	6,901
U.S. Treasury 4.125% 2/15/2036	10,000	9,758
U.S. Treasury 4.375% 5/15/2036	35,757	35,570
U.S. Treasury 5.00% 5/15/2046 (l)	57,793	58,226
U.S. Treasury 4.50% 11/15/2054	3,630	3,380
U.S. Treasury 4.75% 8/15/2055	7,200	6,987
U.S. Treasury 4.75% 2/15/2056	51,909	50,425
Total U.S. Treasury bonds & notes		302,498
Municipals 0.26%
California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	1,440	1,198
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	2,165	1,676
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	6,625	6,727
		9,601

Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043	75	62

Illinois 0.02%
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2034	150	151
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	3,890	3,202
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	72	73
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, AGI, 0% 12/15/2056	1,750	412
		3,838

American Funds Multi-Sector Income Fund	42

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

New Hampshire 0.02%
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Lamar BLVD, LLC), Series 2025-B, 6.82% 6/15/2035 (a)	USD4,865	$4,920

Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,900	5,337

Puerto Rico 0.14%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (d)	60	46
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (d)	145	111
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (d)	700	536
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (d)	90	69
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (d)	1,415	1,082
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (d)	1,935	1,480
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (d)	140	107
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (d)	1,545	1,182
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (d)	550	421
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (d)	65	50
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (d)	80	61
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (d)	45	34
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (d)	155	119
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (d)	2,880	2,203
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (d)	485	372
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (d)	1,625	1,245
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (d)	460	352
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (d)	1,240	950
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (d)	455	350
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (d)	455	349
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (d)	2,525	1,935
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (d)	1,660	1,272
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (d)	2,240	1,714
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (d)	20	15
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (d)	520	398
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (d)	4,710	3,603
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (d)	1,000	766
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	968	986
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	953	1,009
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	925	1,010
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	877	889
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	789	796
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	677	680
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	920	897
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	1,129	828
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)	2,551	1,837
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	6,251	2,337
		32,091

Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(d)	6,632	166

Washington 0.01%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036 (a)	1,725	1,934
Total municipals		57,949

43	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.02%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034	USD2,000	$2,080
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR900	1,011
Bank Gospodarstwa Krajowego 6.25% 7/9/2054	USD2,000	2,052
		5,143
Total bonds, notes & other debt instruments (cost: $21,747,949,000)		21,644,357
Convertible bonds & notes 0.19%
Information technology 0.16%
Corweave, Inc., convertible notes, 1.75% 10/1/2032 (a)	5,139	5,673
Strategy, Inc., convertible notes, 0% 12/1/2029	34,839	30,111
		35,784

Communication services 0.03%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (g)	1,991	6,223
Total convertible bonds & notes (cost: $38,720,000)		42,007
Convertible stocks 0.21%	Shares
Information technology 0.11%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	567,719	25,519

Communication services 0.10%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	229,500	11,679
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	229,500	11,544
		23,223
Total convertible stocks (cost: $51,324,000)		48,742
Common stocks 0.60%
Utilities 0.21%
Talen Energy Corp. (m)	117,687	45,222
Light SA, units (e)(m)	4,560,228	1,368
		46,590

Information technology 0.16%
Diebold Nixdorf, Inc. (m)	419,100	35,632

Consumer discretionary 0.11%
Aimbridge Topco, LLC (e)(m)	362,523	24,380

Real estate 0.09%
Service Properties Trust REIT	11,717,635	19,803

Health care 0.03%
Keenova Therapeutics PLC (m)	75,391	7,413
Par Health, Inc. (a)(m)	75,391	521
Endo, LP, Class A1 (a)(m)	145,095	104
		8,038

Energy 0.00%
New Fortress Energy, Inc., Class A (m)	343,097	125
Mesquite Energy, Inc. (e)(m)	633	— (f)
		125

American Funds Multi-Sector Income Fund	44

Common stocks (continued)	Shares	Value (000)

Materials 0.00%
Venator Materials PLC (e)(m)	9,406	$— (f)

Industrials 0.00%
AM BidCo Holdings, LLC (e)(m)	271	— (f)
Total common stocks (cost: $102,090,000)		134,568
Preferred securities 0.04%
Financials 0.04%
AH Parent, Inc., Class A, 10.00% Cash perpetual cumulative preferred shares (c)(e)	10,110	10,107

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(e)(m)	5	9
Total preferred securities (cost: $9,964,000)		10,116
Rights & warrants 0.00%
Communication services 0.00%
SES SA (CVR), rights, expire 1/17/2033 (m)	1	— (f)
Total rights & warrants (cost: $0)		— (f)
Short-term securities 2.16%
Money market investments 2.16%
Capital Group Central Cash Fund 3.70% (n)(o)	4,859,959	485,947
Total short-term securities (cost: $485,947,000)		485,947
Options purchased (equity style) 0.00%
Options purchased (equity style)*		21
Total options purchased (equity style) (cost: $232,000)		21
Total investment securities 99.23% (cost: $22,436,226,000)		22,365,758
Other assets less liabilities 0.77%		174,009
Net assets 100.00%		$22,539,767
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)
Call
3 Month SOFR Futures Option	660	12/11/2026	USD98.00	USD165,000	$21

45	American Funds Multi-Sector Income Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	9,690	10/5/2026	USD1,997,427	$(1,587)
5 Year Euro-Bobl Futures	Short	248	9/10/2026	(32,695)	(112)
5 Year U.S. Treasury Note Futures	Long	27,547	10/5/2026	2,948,820	8,722
10 Year Euro-Bund Futures	Short	79	9/10/2026	(11,494)	(116)
10 Year U.S. Treasury Note Futures	Long	559	9/30/2026	61,429	236
10 Year Ultra U.S. Treasury Note Futures	Short	10,887	9/30/2026	(1,224,447)	(16,319)
20 Year U.S. Treasury Bond Futures	Long	4,552	9/30/2026	516,652	13,669
30 Year Euro-Buxl Futures	Short	19	9/10/2026	(2,415)	(64)
30 Year Ultra U.S. Treasury Bond Futures	Short	96	9/30/2026	(11,151)	(303)
					$4,126
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	80,513	EUR	69,651	JPMorgan Chase	7/17/2026	$872
USD	89,942	EUR	79,169	JPMorgan Chase	7/27/2026	(621)
						$251
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR203,900	$(5,228)	$(3,425)	$(1,803)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (p) (000)	Value at 6/30/2026 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD428,606	$34,561	$19,110	$15,451
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	43,186	948	707	241
CDX.NA.IG.46	1.00%	Quarterly	6/20/2036	6,790	48	(16)	64
					$35,557	$19,801	$15,756

American Funds Multi-Sector Income Fund	46

Investments in affiliates (o)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.16%
Money market investments 2.16%
Capital Group Central Cash Fund 3.70% (n)	$587,580	$2,892,117	$2,993,645	$(31)	$(74)	$485,947	$10,473
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-4/29/2026	$24,515	$24,494	0.11%
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026	10,640	10,645	0.05
AH Parent, Inc., Class A, 10.00% Cash perpetual cumulative preferred shares (e)	9/27/2024	9,959	10,107	0.04
Modec Finance BV 7.84% 7/15/2026 (e)	7/28/2023	9,000	9,104	0.04
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (g)	12/23/2025-3/23/2026	7,268	8,228	0.04
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 5.25% 7/14/2033	11/14/2025-11/21/2025	2,205	2,191	0.01
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	1,078	1,117	— (r)
Sun Hung Kai Properties (Capital Market), Ltd. 2.875% 1/21/2030	11/17/2025	287	284	— (r)
Total		$64,952	$66,170	0.29%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,969,916,000, which represented 48.67% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Scheduled interest and/or principal payment was not received.
(e)	Value determined using significant unobservable inputs.
(f)	Amount less than one thousand.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Represents securities transacted on a TBA basis.
(k)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(l)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $76,367,000, which represented 0.34% of the net assets of the fund.
(m)	Non-income producing.
(n)	Rate represents the seven-day yield at 6/30/2026.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(r)	Amount less than 0.01%.

47	American Funds Multi-Sector Income Fund

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Auth. = Authority
CAB = Capital Appreciation Bonds
CLO = Collateralized Loan Obligations
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	48

Financial statements
Statement of assets and liabilities at June 30, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $21,950,279)	$21,879,811
Affiliated issuers (cost: $485,947)	485,947	$22,365,758
Cash		15,287
Cash denominated in currencies other than U.S. dollars (cost: $505)		505
Unrealized appreciation on open forward currency contracts		872
Unrealized appreciation on unfunded commitments*		59
Receivables for:
Sales of investments	117,520
Sales of fund’s shares	32,067
Dividends and interest	306,218
Variation margin on futures contracts	4,379
Variation margin on centrally cleared swap contracts	61	460,245
		22,842,726
Liabilities:
Unrealized depreciation on open forward currency contracts		621
Unrealized depreciation on unfunded commitments*		772
Payables for:
Purchases of investments	255,920
Repurchases of fund’s shares	25,146
Dividends on fund’s shares	3,078
Investment advisory services	5,838
Services provided by related parties	1,570
Trustees’ deferred compensation	105
Variation margin on futures contracts	9,446
Variation margin on centrally cleared swap contracts	391
Other	72	301,566
Commitments and contingencies*
Net assets at June 30, 2026		$22,539,767
Net assets consist of:
Capital paid in on shares of beneficial interest		$22,788,744
Total distributable earnings (accumulated loss)		(248,977)
Net assets at June 30, 2026		$22,539,767
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

49	American Funds Multi-Sector Income Fund

Financial statements (continued)
Statement of assets and liabilities at June 30, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,410,847 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$1,985,151	212,331	$9.35
Class C	95,509	10,216	9.35
Class F-1	30,668	3,280	9.35
Class F-2	5,913,577	632,515	9.35
Class F-3	2,335,758	249,832	9.35
Class 529-A	46,200	4,941	9.35
Class 529-C	2,475	265	9.35
Class 529-E	1,258	135	9.35
Class 529-F-2	24,724	2,644	9.35
Class 529-F-3	12	1	9.35
Class R-1	688	74	9.35
Class R-2	3,460	370	9.35
Class R-2E	89	9	9.35
Class R-3	6,716	718	9.35
Class R-4	4,667	499	9.35
Class R-5E	2,758	295	9.35
Class R-5	1,417	152	9.35
Class R-6	12,084,640	1,292,570	9.35

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	50

Financial statements (continued)
Statement of operations for the six months ended June 30, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$679,385
Dividends (includes $10,473 from affiliates)	11,473	$690,858
Fees and expenses*:
Investment advisory services	34,352
Distribution services	3,426
Transfer agent services	3,910
Administrative services	3,220
529 plan services	18
Reports to shareholders	274
Registration statement and prospectus	1,301
Trustees’ compensation	71
Auditing and legal	49
Custodian	89
Other	145
Total fees and expenses before waivers and/or reimbursements	46,855
Less waivers and/or reimbursements of fees and expenses:
Transfer agent services waiver	3
Total fees and expenses after waivers and/or reimbursements		46,852
Net investment income		644,006
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	43,796
Affiliated issuers	(31)
Options written	2,172
Futures contracts	(67,787)
Forward currency contracts	6,079
Swap contracts	14,131
Currency transactions	42	(1,598)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(302,502)
Affiliated issuers	(74)
Options written	(751)
Futures contracts	5,958
Forward currency contracts	132
Swap contracts	11,596
Currency translations	(110)	(285,751)
Net realized gain (loss) and unrealized appreciation (depreciation)		(287,349)
Net increase (decrease) in net assets resulting from operations		$356,657
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

51	American Funds Multi-Sector Income Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2026*	2025

Operations:
Net investment income	$644,006	$1,144,973
Net realized gain (loss)	(1,598)	105,007
Net unrealized appreciation (depreciation)	(285,751)	186,564
Net increase (decrease) in net assets resulting from operations	356,657	1,436,544
Distributions paid or accrued to shareholders	(675,091)	(1,173,764)
Net capital share transactions	2,066,452	3,573,307
Total increase (decrease) in net assets	1,748,018	3,836,087
Net assets:
Beginning of period	20,791,749	16,955,662
End of period	$22,539,767	$20,791,749
*
Unaudited.
Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	52

Notes to financial statementsunaudited
1. Organization

American Funds Multi-Sector Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

53	American Funds Multi-Sector Income Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Multi-Sector Income Fund	54

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2026, were as follows (dollars in thousands):

55	American Funds Multi-Sector Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$16,123,084	$12,408	$16,135,492
Mortgage-backed obligations	—	2,159,746	17,125	2,176,871
Bonds & notes of governments & government agencies outside the U.S.	—	1,364,994	—	1,364,994
Asset-backed obligations	—	1,200,314	—	1,200,314
Loans	—	379,513	21,583	401,096
U.S. Treasury bonds & notes	—	302,498	—	302,498
Municipals	—	57,949	—	57,949
Federal agency bonds & notes	—	5,143	—	5,143
Convertible bonds & notes	—	42,007	—	42,007
Convertible stocks	48,742	—	—	48,742
Common stocks	100,782	8,038	25,748	134,568
Preferred securities	—	—	10,116	10,116
Rights & warrants	—	— *	—	— *
Short-term securities	485,947	—	—	485,947
Options purchased on futures (equity style)	21	—	—	21
Total	$635,492	$21,643,286	$86,980	$22,365,758

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$22,627	$—	$—	$22,627
Unrealized appreciation on open forward currency contracts	—	872	—	872
Unrealized appreciation on centrally cleared credit default swaps	—	15,756	—	15,756
Liabilities:
Unrealized depreciation on futures contracts	(18,501)	—	—	(18,501)
Unrealized depreciation on open forward currency contracts	—	(621)	—	(621)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,803)	—	(1,803)
Total	$4,126	$14,204	$—	$18,330
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

American Funds Multi-Sector Income Fund	56

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

57	American Funds Multi-Sector Income Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

American Funds Multi-Sector Income Fund	58

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2026, the fund had $16,458,000 of unfunded bond commitments, which would represent 0.07% of the net assets of the fund should such commitments become due. Net unrealized appreciation on unfunded commitments of $59,000 and net unrealized depreciation on unfunded commitments of $772,000 are presented in the fund’s statement of assets and liabilities. Both are included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

59	American Funds Multi-Sector Income Fund

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $7,098,708,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $6,486,733,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $182,411,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

American Funds Multi-Sector Income Fund	60

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $977,813,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forwards currency contracts and credit default swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$21	Investment securities	$—
Futures	Interest	Unrealized appreciation*	22,627	Unrealized depreciation*	18,501
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	872	Unrealized depreciation on open forward currency contracts	621
Swap (centrally cleared)	Credit	Unrealized appreciation*	15,756	Unrealized depreciation*	1,803
			$39,276		$20,925

Refer to the end of the table(s) for footnote(s).

61	American Funds Multi-Sector Income Fund

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(3,905)	Net unrealized appreciation (depreciation) on investments	$1,305
Options written (equity style)	Interest	Net realized gain (loss) on options written	2,172	Net unrealized appreciation (depreciation) on options written	(751)
Futures	Interest	Net realized gain (loss) on futures contracts	(67,787)	Net unrealized appreciation (depreciation) on futures contracts	5,958
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	6,079	Net unrealized appreciation (depreciation) on forward currency contracts	132
Swap	Credit	Net realized gain (loss) on swap contracts	14,131	Net unrealized appreciation (depreciation) on swap contracts	11,596
			$(49,310)		$18,240
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, credit default swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
JPMorgan Chase	$872	$ (621)	$ —	$ (251)	$ —
Liabilities:
JPMorgan Chase	$621	$ (621)	$ —	$ —	$ —
*
Collateral is shown on a settlement basis.

American Funds Multi-Sector Income Fund	62

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis, reported as of the fund’s most recent year-end, December 31, 2025, were as follows (dollars in thousands):
Undistributed ordinary income	$4,746
Capital loss carryforward*	(149,330)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$455,058
Gross unrealized depreciation on investments	(512,201)
Net unrealized appreciation (depreciation) on investments	(57,143)
Cost of investments	22,424,855

63	American Funds Multi-Sector Income Fund

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended June 30,	Year ended December 31,
Share class	2026	2025
Class A	$56,731	$93,361
Class C	2,370	3,682
Class T*	1	1
Class F-1	858	1,624
Class F-2	170,142	278,644
Class F-3	67,547	92,678
Class 529-A	1,303	2,139
Class 529-C	62	106
Class 529-E	35	63
Class 529-T*	1	2
Class 529-F-1*	1	2
Class 529-F-2	716	1,093
Class 529-F-3	— †	1
Class R-1	17	29
Class R-2	95	149
Class R-2E	3	7
Class R-3	170	252
Class R-4	118	216
Class R-5E	79	131
Class R-5	48	89
Class R-6	374,794	699,495
Total	$675,091	$1,173,764
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.332% on the first $15.0 billion of daily net assets and decreasing to 0.290% on such assets in excess of $17.0 billion. For the six months ended June 30, 2026, the investment advisory services fees were $34,352,000, which were equivalent to an annualized rate of 0.320% of average daily net assets.

American Funds Multi-Sector Income Fund	64

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.30% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2026, unreimbursed expenses subject to reimbursement totaled $1,576,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended December 31, 2025, AFS waived transfer agent services fees of $3,000 for share classes R-3 and R-5E. AFS does not intend to recoup this waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2026, the 529 plan services fees were $18,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

65	American Funds Multi-Sector Income Fund

For the six months ended June 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$2,842	$651	$284	Not applicable
Class C	448	31	13	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	36	18	4	Not applicable
Class F-2	Not applicable	3,140	818	Not applicable
Class F-3	Not applicable	5	319	Not applicable
Class 529-A	49	14	7	$11
Class 529-C	12	1	— †	1
Class 529-E	3	— †	— †	— †
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	3	3	6
Class 529-F-3	Not applicable	— †	— †	— †
Class R-1	3	— †	— †	Not applicable
Class R-2	13	4	1	Not applicable
Class R-2E	— †	— †	— †	Not applicable
Class R-3	15	5	1	Not applicable
Class R-4	5	2	1	Not applicable
Class R-5E	Not applicable	2	— †	Not applicable
Class R-5	Not applicable	— †	— †	Not applicable
Class R-6	Not applicable	34	1,769	Not applicable

Total class-specific expenses	$3,426	$3,910	$3,220	$18
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $71,000 in the fund’s statement of operations reflects $63,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.

American Funds Multi-Sector Income Fund	66

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended June 30, 2026.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class A	$288,593	30,647	$55,834	5,941	$(156,275)	(16,622)	$188,152	19,966
Class C	18,590	1,973	2,348	250	(8,197)	(871)	12,741	1,352
Class T2	—	—	—	—	(24)	(3)	(24)	(3)
Class F-1	7,217	770	852	91	(8,456)	(895)	(387)	(34)
Class F-2	1,148,948	122,096	167,537	17,827	(494,971)	(52,588)	821,514	87,335
Class F-3	451,703	48,042	53,881	5,733	(173,289)	(18,418)	332,295	35,357
Class 529-A	7,862	835	1,298	138	(3,987)	(423)	5,173	550
Class 529-C	633	67	62	7	(489)	(52)	206	22
Class 529-E	163	17	35	4	(86)	(9)	112	12
Class 529-T2	—	—	1	— [3]	(34)	(3)	(33)	(3)
Class 529-F-1[2]	—	—	1	— [3]	(34)	(3)	(33)	(3)
Class 529-F-2	4,105	437	714	76	(1,652)	(176)	3,167	337
Class 529-F-3	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class R-1	132	14	17	2	(64)	(7)	85	9
Class R-2	1,424	151	93	10	(1,027)	(109)	490	52
Class R-2E	12	1	2	— [3]	(15)	(2)	(1)	(1)
Class R-3	1,932	205	169	18	(625)	(66)	1,476	157
Class R-4	1,822	193	117	12	(267)	(28)	1,672	177
Class R-5E	726	77	79	9	(353)	(38)	452	48
Class R-5	91	10	43	5	(280)	(30)	(146)	(15)
Class R-6	887,239	93,937	374,364	39,830	(562,062)	(59,972)	699,541	73,795
Total net increase (decrease)	$2,821,192	299,472	$657,447	69,953	$(1,412,187)	(150,315)	$2,066,452	219,110
Refer to the end of the table(s) for footnote(s).

67	American Funds Multi-Sector Income Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$666,756	70,734	$91,898	9,741	$(265,287)	(28,231)	$493,367	52,244
Class C	40,188	4,262	3,642	386	(17,415)	(1,856)	26,415	2,792
Class T	—	—	—	—	—	—	—	—
Class F-1	14,006	1,483	1,609	171	(7,937)	(845)	7,678	809
Class F-2	2,082,833	221,277	274,344	29,079	(872,609)	(92,952)	1,484,568	157,404
Class F-3	1,115,557	117,982	83,933	8,895	(259,280)	(27,608)	940,210	99,269
Class 529-A	18,996	2,016	2,131	226	(8,956)	(953)	12,171	1,289
Class 529-C	1,174	125	105	11	(688)	(73)	591	63
Class 529-E	327	35	62	7	(194)	(21)	195	21
Class 529-T	—	—	2	1	—	—	2	1
Class 529-F-1	—	—	2	1	—	—	2	1
Class 529-F-2	10,006	1,062	1,090	114	(2,914)	(309)	8,182	867
Class 529-F-3	—	—	1	— [3]	—	—	1	— [3]
Class R-1	234	25	28	3	(66)	(7)	196	21
Class R-2	965	103	149	15	(492)	(52)	622	66
Class R-2E	611	64	6	1	(637)	(67)	(20)	(2)
Class R-3	2,723	289	251	26	(1,330)	(143)	1,644	172
Class R-4	680	72	216	22	(1,188)	(125)	(292)	(31)
Class R-5E	948	101	130	14	(634)	(68)	444	47
Class R-5	1,172	124	81	9	(701)	(75)	552	58
Class R-6	1,040,435	110,431	698,087	74,015	(1,141,743)	(121,399)	596,779	63,047
Total net increase (decrease)	$4,997,611	530,185	$1,157,767	122,737	$(2,582,071)	(274,784)	$3,573,307	378,138
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $7,030,839,000 and $4,733,427,000, respectively, during the six months ended June 30, 2026.

American Funds Multi-Sector Income Fund	68

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2026[5,6]	$9.49	$.27	$(.13 )	$.14	$(.28 )	$—	$(.28 )	$9.35	1.49%[7]	$1,985	.74%[8]	.74%[8]	5.70%[8]
12/31/2025	9.35	.55	.16	.71	(.57 )	—	(.57 )	9.49	7.78	1,825.74		.74	5.87
12/31/2024	9.32	.56	.04	.60	(.57 )	—	(.57 )	9.35	6.59	1,310.75		.75	6.01
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.58	716.77		.77	5.86
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40 )	— [9]	(.40 )	8.95	(12.05)	619.79		.78	4.44
12/31/2021	10.81	.36	(.11 )	.25	(.36 )	(.07 )	(.43 )	10.63	2.38	680.84		.83	3.34
Class C:
6/30/2026[5,6]	9.49	.23	(.12 )	.11	(.25 )	—	(.25 )	9.35	1.14 [7]	95	1.44 [8]	1.44 [8]	5.00 [8]
12/31/2025	9.35	.49	.15	.64	(.50 )	—	(.50 )	9.49	7.03	84	1.44	1.44	5.17
12/31/2024	9.32	.50	.03	.53	(.50 )	—	(.50 )	9.35	5.85	57	1.45	1.45	5.31
12/31/2023	8.95	.47	.38	.85	(.48 )	—	(.48 )	9.32	9.81	26	1.47	1.47	5.17
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34 )	— [9]	(.34 )	8.95	(12.67)	17	1.49	1.49	3.70
12/31/2021	10.81	.28	(.10 )	.18	(.29 )	(.07 )	(.36 )	10.63	1.67	24	1.54	1.53	2.63
Class F-1:
6/30/2026[5,6]	9.49	.27	(.13 )	.14	(.28 )	—	(.28 )	9.35	1.49 [7]	31	.75 [8]	.75 [8]	5.69 [8]
12/31/2025	9.35	.55	.16	.71	(.57 )	—	(.57 )	9.49	7.78	31.74		.74	5.88
12/31/2024	9.32	.56	.04	.60	(.57 )	—	(.57 )	9.35	6.60	24.74		.74	6.03
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.60	17.75		.75	5.88
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40 )	— [9]	(.40 )	8.95	(12.06)	15.79		.79	4.45
12/31/2021	10.81	.36	(.11 )	.25	(.36 )	(.07 )	(.43 )	10.63	2.37	15.85		.85	3.33
Class F-2:
6/30/2026[5,6]	9.49	.28	(.13 )	.15	(.29 )	—	(.29 )	9.35	1.62 [7]	5,914	.48 [8]	.48 [8]	5.95 [8]
12/31/2025	9.35	.58	.15	.73	(.59 )	—	(.59 )	9.49	8.06	5,172.47		.47	6.14
12/31/2024	9.32	.59	.03	.62	(.59 )	—	(.59 )	9.35	6.88	3,625.48		.48	6.30
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.89	2,631.48		.48	6.19
12/31/2022	10.63	.46	(1.71)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.81)	1,526.50		.50	4.90
12/31/2021	10.81	.38	(.10 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.66	804.56		.56	3.55
Class F-3:
6/30/2026[5,6]	9.49	.28	(.12 )	.16	(.30 )	—	(.30 )	9.35	1.67 [7]	2,336	.37 [8]	.37 [8]	6.07 [8]
12/31/2025	9.35	.59	.15	.74	(.60 )	—	(.60 )	9.49	8.18	2,035.37		.37	6.22
12/31/2024	9.32	.60	.03	.63	(.60 )	—	(.60 )	9.35	6.99	1,077.37		.37	6.40
12/31/2023	8.95	.57	.38	.95	(.58 )	—	(.58 )	9.32	11.01	682.38		.38	6.29
12/31/2022	10.63	.46	(1.70)	(1.24)	(.44 )	— [9]	(.44 )	8.95	(11.72)	443.41		.40	4.92
12/31/2021	10.81	.39	(.10 )	.29	(.40 )	(.07 )	(.47 )	10.63	2.73	297.49		.48	3.64
Class 529-A:
6/30/2026[5,6]	9.49	.27	(.13 )	.14	(.28 )	—	(.28 )	9.35	1.50 [7]	46	.71 [8]	.71 [8]	5.73 [8]
12/31/2025	9.35	.55	.16	.71	(.57 )	—	(.57 )	9.49	7.80	42.72		.72	5.89
12/31/2024	9.32	.56	.04	.60	(.57 )	—	(.57 )	9.35	6.58	29.76		.76	6.01
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.59	16.76		.76	5.90
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41 )	— [9]	(.41 )	8.95	(12.03)	10.76		.75	4.50
12/31/2021	10.81	.36	(.10 )	.26	(.37 )	(.07 )	(.44 )	10.63	2.43	10.81		.80	3.35
Class 529-C:
6/30/2026[5,6]	9.49	.23	(.13 )	.10	(.24 )	—	(.24 )	9.35	1.12 [7]	2	1.48 [8]	1.48 [8]	4.95 [8]
12/31/2025	9.35	.48	.16	.64	(.50 )	—	(.50 )	9.49	6.98	2	1.49	1.49	5.13
12/31/2024	9.32	.50	.03	.53	(.50 )	—	(.50 )	9.35	5.81	2	1.49	1.49	5.28
12/31/2023	8.95	.47	.38	.85	(.48 )	—	(.48 )	9.32	9.79	1	1.49	1.49	5.17
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34 )	— [9]	(.34 )	8.95	(12.68)	1	1.49	1.49	3.75
12/31/2021	10.81	.28	(.11 )	.17	(.28 )	(.07 )	(.35 )	10.63	1.65	1	1.54	1.54	2.61
Refer to the end of the table(s) for footnote(s).

69	American Funds Multi-Sector Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-E:
6/30/2026[5,6]	$9.49	$.26	$(.13 )	$.13	$(.27 )	$—	$(.27 )	$9.35	1.39%[7]	$1	.94%[8]	.94%[8]	5.49%[8]
12/31/2025	9.35	.53	.16	.69	(.55 )	—	(.55 )	9.49	7.56	1.94		.94	5.67
12/31/2024	9.32	.55	.03	.58	(.55 )	—	(.55 )	9.35	6.40	1.94		.94	5.83
12/31/2023	8.95	.52	.38	.90	(.53 )	—	(.53 )	9.32	10.42	— [10]	.92	.92	5.77
12/31/2022	10.63	.41	(1.70)	(1.29)	(.39 )	— [9]	(.39 )	8.95	(12.18)[11]	— [10]	.93 [11]	.92 [11]	4.29 [11]
12/31/2021	10.81	.34	(.10 )	.24	(.35 )	(.07 )	(.42 )	10.63	2.25 [11]	— [10]	.98 [11]	.97 [11]	3.18 [11]
Class 529-F-2:
6/30/2026[5,6]	9.49	.28	(.13 )	.15	(.29 )	—	(.29 )	9.35	1.63 [7]	25	.45 [8]	.45 [8]	5.99 [8]
12/31/2025	9.35	.58	.15	.73	(.59 )	—	(.59 )	9.49	8.09	22.45		.45	6.15
12/31/2024	9.32	.59	.04	.63	(.60 )	—	(.60 )	9.35	6.90	14.46		.46	6.31
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.93	6.45		.45	6.22
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.81)	3.51		.50	4.75
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.59	3.63		.63	3.55
Class 529-F-3:
6/30/2026[5,6]	9.49	.28	(.13 )	.15	(.29 )	—	(.29 )	9.35	1.64 [7]	— [10]	.43 [8]	.43 [8]	6.01 [8]
12/31/2025	9.35	.58	.16	.74	(.60 )	—	(.60 )	9.49	8.11	— [10]	.43	.43	6.19
12/31/2024	9.32	.59	.04	.63	(.60 )	—	(.60 )	9.35	6.91	— [10]	.44	.44	6.33
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.92	— [10]	.45	.45	6.18
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.79)	— [10]	.49	.49	4.74
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.67	— [10]	.59	.57	3.64
Class R-1:
6/30/2026[5,6]	9.49	.23	(.12 )	.11	(.25 )	—	(.25 )	9.35	1.15 [7]	1	1.41 [8]	1.41 [8]	5.03 [8]
12/31/2025	9.35	.49	.16	.65	(.51 )	—	(.51 )	9.49	7.07	1	1.40	1.40	5.21
12/31/2024	9.32	.51	.04	.55	(.52 )	—	(.52 )	9.35	5.99 [11]	— [10]	1.34 [11]	1.34 [11]	5.45 [11]
12/31/2023	8.95	.49	.38	.87	(.50 )	—	(.50 )	9.32	10.10 [11]	— [10]	1.21 [11]	1.21 [11]	5.47 [11]
12/31/2022	10.63	.39	(1.70)	(1.31)	(.37 )	— [9]	(.37 )	8.95	(12.34)[11]	— [10]	1.11 [11]	1.11 [11]	4.14 [11]
12/31/2021	10.81	.31	(.10 )	.21	(.32 )	(.07 )	(.39 )	10.63	1.97 [11]	— [10]	1.29 [11]	1.28 [11]	2.90 [11]
Class R-2:
6/30/2026[5,6]	9.49	.24	(.13 )	.11	(.25 )	—	(.25 )	9.35	1.19 [7]	3	1.33 [8]	1.33 [8]	5.11 [8]
12/31/2025	9.35	.50	.15	.65	(.51 )	—	(.51 )	9.49	7.18	3	1.30	1.30	5.31
12/31/2024	9.32	.51	.04	.55	(.52 )	—	(.52 )	9.35	6.02	2	1.29	1.29	5.47
12/31/2023	8.95	.48	.38	.86	(.49 )	—	(.49 )	9.32	9.91	1	1.37	1.37	5.31
12/31/2022	10.63	.37	(1.70)	(1.33)	(.35 )	— [9]	(.35 )	8.95	(12.55)	1	1.34	1.34	3.85
12/31/2021	10.81	.30	(.10 )	.20	(.31 )	(.07 )	(.38 )	10.63	1.87	1	1.31	1.31	2.82
Class R-2E:
6/30/2026[5,6]	9.49	.26	(.13 )	.13	(.27 )	—	(.27 )	9.35	1.38 [7,11]	— [10]	.96 [8,11]	.96 [8,11]	5.49 [8,11]
12/31/2025	9.35	.54	.14	.68	(.54 )	—	(.54 )	9.49	7.48 [11]	— [10]	1.05 [11]	1.05 [11]	5.79 [11]
12/31/2024	9.32	.55	.05	.60	(.57 )	—	(.57 )	9.35	6.55 [11]	— [10]	.87 [11]	.87 [11]	5.89 [11]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.94 [11]	— [10]	.44 [11]	.44 [11]	6.20 [11]
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43 )	— [9]	(.43 )	8.95	(11.79)[11]	— [10]	.50 [11]	.49 [11]	4.68 [11]
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.69 [11]	— [10]	.54 [11]	.54 [11]	3.66 [11]
Class R-3:
6/30/2026[5,6]	9.49	.25	(.12 )	.13	(.27 )	—	(.27 )	9.35	1.37 [7]	7	1.04 [8]	.97 [8]	5.47 [8]
12/31/2025	9.35	.53	.16	.69	(.55 )	—	(.55 )	9.49	7.55	5	1.03	.96	5.65
12/31/2024	9.32	.54	.04	.58	(.55 )	—	(.55 )	9.35	6.35	4.98		.97	5.80
12/31/2023	8.95	.51	.38	.89	(.52 )	—	(.52 )	9.32	10.31	2	1.00	1.00	5.68
12/31/2022	10.63	.39	(1.69)	(1.30)	(.38 )	— [9]	(.38 )	8.95	(12.30)	1	1.06	1.06	4.14
12/31/2021	10.81	.33	(.10 )	.23	(.34 )	(.07 )	(.41 )	10.63	2.15	1	1.07	1.07	3.11
Refer to the end of the table(s) for footnote(s).

American Funds Multi-Sector Income Fund	70

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-4:
6/30/2026[5,6]	$9.49	$.27	$(.13 )	$.14	$(.28 )	$—	$(.28 )	$9.35	1.51%[7]	$5	.69%[8]	.69%[8]	5.75%[8]
12/31/2025	9.35	.56	.15	.71	(.57 )	—	(.57 )	9.49	7.86	3.66		.66	5.95
12/31/2024	9.32	.57	.03	.60	(.57 )	—	(.57 )	9.35	6.65	3.68		.68	6.06
12/31/2023	8.95	.53	.39	.92	(.55 )	—	(.55 )	9.32	10.62	1.73		.73	5.92
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41 )	— [9]	(.41 )	8.95	(12.02)	1.75		.75	4.34
12/31/2021	10.81	.37	(.11 )	.26	(.37 )	(.07 )	(.44 )	10.63	2.44	2.78		.77	3.44
Class R-5E:
6/30/2026[5,6]	9.49	.28	(.13 )	.15	(.29 )	—	(.29 )	9.35	1.60 [7]	3	.56 [8]	.51 [8]	5.93 [8]
12/31/2025	9.35	.58	.15	.73	(.59 )	—	(.59 )	9.49	8.04	2.56		.49	6.12
12/31/2024	9.32	.59	.03	.62	(.59 )	—	(.59 )	9.35	6.84	2.52		.51	6.25
12/31/2023	8.95	.55	.38	.93	(.56 )	—	(.56 )	9.32	10.83	1.54		.54	6.13
12/31/2022	10.63	.43	(1.69)	(1.26)	(.42 )	— [9]	(.42 )	8.95	(11.88)	— [10]	.59	.59	4.49
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.60	1.63		.63	3.56
Class R-5:
6/30/2026[5,6]	9.49	.28	(.13 )	.15	(.29 )	—	(.29 )	9.35	1.65 [7]	1	.43 [8]	.43 [8]	6.01 [8]
12/31/2025	9.35	.58	.16	.74	(.60 )	—	(.60 )	9.49	8.13	2.42		.42	6.21
12/31/2024	9.32	.60	.03	.63	(.60 )	—	(.60 )	9.35	6.95	1.41		.41	6.35
12/31/2023	8.95	.56	.39	.95	(.58 )	—	(.58 )	9.32	10.99	1.39		.39	6.25
12/31/2022	10.63	.44	(1.68)	(1.24)	(.44 )	— [9]	(.44 )	8.95	(11.77)	— [10]	.48	.48	4.58
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.69	— [10]	.51	.51	3.64
Class R-6:
6/30/2026[5,6]	9.49	.28	(.12 )	.16	(.30 )	—	(.30 )	9.35	1.67 [7]	12,085	.37 [8]	.37 [8]	6.07 [8]
12/31/2025	9.35	.59	.15	.74	(.60 )	—	(.60 )	9.49	8.18	11,562.37		.37	6.25
12/31/2024	9.32	.60	.03	.63	(.60 )	—	(.60 )	9.35	6.99	10,805.37		.37	6.41
12/31/2023	8.95	.56	.39	.95	(.58 )	—	(.58 )	9.32	11.01	9,174.38		.38	6.29
12/31/2022	10.63	.48	(1.72)	(1.24)	(.44 )	— [9]	(.44 )	8.95	(11.72)	6,532.39		.39	5.21
12/31/2021	10.81	.39	(.10 )	.29	(.40 )	(.07 )	(.47 )	10.63	2.74	1,457.47		.47	3.61

Portfolio turnover rate for all share classes[12,13]	Six months ended June 30, 2026[5,6,7,14]	Year ended December 31,
		2025[14]	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	34%	75%	76%	62%	40%	36%
Including mortgage dollar roll transactions	35%	102%	78%	62%	40%	36%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $0.01.
[10]	Amount less than $1 million.
[11]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	Rate does not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

71	American Funds Multi-Sector Income Fund

Changes in and disagreements with accountants

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended December 31, 2025.
During the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Multi-Sector Income Fund	72

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026. At a meeting held in June 2026, the fund’s board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. In each case, the fund’s board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Morningstar category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

73	American Funds Multi-Sector Income Fund

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Multi-Sector Income Fund	74

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T's reports on the fund's financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended December 31, 2025.

During the fund's fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Multi-Sector Income Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 04, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: September 04, 2026